ANNUAL REPORT
PHL VARIABLE
ACCUMULATION ACCOUNT
December 31, 2017

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 6,052,404		$ 3,245,513		$ 2,440,040		$ 23,434,857
Total assets	$ 6,052,404		$ 3,245,513		$ 2,440,040		$ 23,434,857
Total net assets	$ 6,052,404		$ 3,245,513		$ 2,440,040		$ 23,434,857
Net assets:
Accumulation units	$ 6,046,758		$ 3,245,513		$ 2,440,040		$ 23,048,241
Contracts in payout (annuitization) period	$ 5,646		$ -		$ -		$ 386,616
Total net assets	$ 6,052,404		$ 3,245,513		$ 2,440,040		$ 23,434,857
Units outstanding	4,043,845		687,521		1,008,252		4,704,298
Investment shares held	515,976		39,273		20,768		1,056,100
Investments at cost	$ 5,781,645		$ 1,171,050		$ 1,548,381		$ 11,815,446
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.48	131,843	$ -	-	$ -	-	$ 2.76	216
Phoenix Dimensions® Option 1	$ 1.53	535,733	$ -	-	$ 2.42	20,583	$ 2.40	142,493
Phoenix Dimensions® Option 2	$ 1.50	74,965	$ -	-	$ 2.36	18,769	$ 2.33	92,876
Phoenix Dimensions® Option 4	$ 1.46	257,865	$ -	-	$ 2.30	173	$ 2.26	7,140
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 5.37	66,271
Phoenix Investor’s Edge® Option 1	$ 1.47	407,507	$ 6.62	1,376	$ 2.32	15,922	$ 4.81	174,783
Phoenix Investor’s Edge® Option 2	$ 1.45	684,120	$ 6.46	1,837	$ 2.29	5,454	$ 4.69	96,267
Phoenix Investor’s Edge® Option 3	$ -	-	$ 6.31	432	$ -	-	$ 4.58	3,906
Phoenix Premium Edge®	$ 1.48	876,881	$ 4.11	152,154	$ 2.34	84,609	$ 5.07	214,427
Phoenix Spectrum Edge® Option 1	$ 1.56	143,861	$ 7.24	30,039	$ 2.45	47,260	$ 5.26	829,738
Phoenix Spectrum Edge® Option 2	$ 1.53	338,274	$ 7.07	42,508	$ 2.42	118,874	$ 5.13	1,927,406
Phoenix Spectrum Edge® Option 3	$ 1.51	15,162	$ 6.90	13,870	$ 2.38	1,054	$ 5.01	196,580
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 5.09	4,279
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 2.43	11,824	$ 1.89	32,989
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 2.39	12,805	$ 1.86	29,862
Retirement Planner's Edge	$ 1.51	61,952	$ 4.15	14,956	$ 2.38	29,546	$ 5.24	262,277
The Big Edge Choice®	$ 1.51	250,007	$ 4.27	115,189	$ 2.39	296,284	$ 5.26	323,683
The Phoenix Edge® – VA Option 1	$ 1.59	191,362	$ 4.66	186,557	$ 2.50	259,552	$ 5.69	172,801
The Phoenix Edge® – VA Option 2	$ 1.53	14,360	$ 4.36	123,729	$ 2.42	56,464	$ 5.37	68,743
The Phoenix Edge® – VA Option 3	$ 1.52	59,953	$ 4.29	4,874	$ 2.39	29,079	$ 5.28	57,561
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 497,891		$ 42,595,147		$ 25,475,448		$ 6,852,762
Total assets	$ 497,891		$ 42,595,147		$ 25,475,448		$ 6,852,762
Total net assets	$ 497,891		$ 42,595,147		$ 25,475,448		$ 6,852,762
Net assets:
Accumulation units	$ 497,891		$ 42,388,149		$ 25,411,053		$ 6,833,074
Contracts in payout (annuitization) period	$ -		$ 206,998		$ 64,395		$ 19,688
Total net assets	$ 497,891		$ 42,595,147		$ 25,475,448		$ 6,852,762
Units outstanding	225,136		15,255,629		28,249,257		1,643,808
Investment shares held	27,222		3,969,725		25,475,448		1,004,804
Investments at cost	$ 363,368		$ 45,846,858		$ 25,475,448		$ 7,645,127
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 0.94	9,361	$ 6.16	948
Freedom Edge®	$ -	-	$ 1.27	50,622	$ 0.88	222,019	$ 2.29	34,930
Phoenix Dimensions® Option 1	$ 2.23	3,526	$ 1.27	477,509	$ 0.91	1,234,019	$ 2.08	301,960
Phoenix Dimensions® Option 2	$ -	-	$ 1.23	131,481	$ 0.89	292,068	$ 2.02	695
Phoenix Dimensions® Option 4	$ -	-	$ 1.19	29,539	$ 0.87	80,233	$ 1.96	993
Phoenix Income Choice®	$ -	-	$ 2.95	39,393	$ 0.91	57,668	$ 5.35	1,061
Phoenix Investor’s Edge® Option 1	$ 2.15	17,831	$ 2.66	301,131	$ 0.88	1,481,593	$ 5.05	67,032
Phoenix Investor’s Edge® Option 2	$ -	-	$ 2.60	232,265	$ 0.87	653,651	$ 4.93	29,850
Phoenix Investor’s Edge® Option 3	$ -	-	$ 2.53	4,030	$ 0.86	294,670	$ 4.81	2,285
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ 0.86	4,636	$ 4.89	1,001
Phoenix Premium Edge®	$ 2.16	26,736	$ 3.00	826,339	$ 0.88	2,403,151	$ 4.65	338,228
Phoenix Spectrum Edge® Option 1	$ 2.27	23,553	$ 2.91	3,079,916	$ 0.92	2,281,626	$ 5.53	94,739
Phoenix Spectrum Edge® Option 2	$ 2.23	29,699	$ 2.84	8,152,539	$ 0.91	6,056,446	$ 5.39	168,948
Phoenix Spectrum Edge® Option 3	$ -	-	$ 2.77	579,860	$ 0.90	1,006,792	$ 5.26	13,207
Phoenix Spectrum Edge® Option 4	$ -	-	$ 2.82	15,707	$ 0.90	16,251	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.24	27,204	$ 0.91	1,853,764	$ 1.79	78,733
Phoenix Spectrum Edge® + Option 2	$ 2.21	1,376	$ 1.22	208,758	$ 0.90	4,586,889	$ 1.76	27,270
Retirement Planner's Edge	$ 2.20	2,936	$ 3.19	133,876	$ 0.90	239,401	$ 4.80	42,800
The Big Edge Choice®	$ 2.21	88,971	$ 3.22	389,792	$ 0.90	3,135,479	$ 4.69	228,606
The Phoenix Edge® – VA Option 1	$ 2.31	9,183	$ 3.58	317,069	$ 0.93	1,315,203	$ 5.29	111,507
The Phoenix Edge® – VA Option 2	$ 2.23	14,744	$ 3.29	97,603	$ 0.91	747,179	$ 4.99	84,908
The Phoenix Edge® – VA Option 3	$ 2.21	6,581	$ 3.28	160,996	$ 0.90	277,158	$ 4.95	14,107
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 24,683,466		$ 63,097,960		$ 12,817,936		$ 25,994,998
Total assets	$ 24,683,466		$ 63,097,960		$ 12,817,936		$ 25,994,998
Total net assets	$ 24,683,466		$ 63,097,960		$ 12,817,936		$ 25,994,998
Net assets:
Accumulation units	$ 24,570,915		$ 63,053,261		$ 12,783,695		$ 25,981,778
Contracts in payout (annuitization) period	$ 112,551		$ 44,699		$ 34,241		$ 13,220
Total net assets	$ 24,683,466		$ 63,097,960		$ 12,817,936		$ 25,994,998
Units outstanding	4,811,323		21,730,891		3,284,049		18,916,306
Investment shares held	653,520		1,751,748		173,779		2,053,317
Investments at cost	$ 14,858,826		$ 32,019,692		$ 5,683,499		$ 25,366,721
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 7.18	345	$ -	-
Freedom Edge®	$ 3.18	10,068	$ 2.91	8,607	$ 2.80	21,625	$ 1.34	10,406
Phoenix Dimensions® Option 1	$ 2.55	222,356	$ 2.62	1,026,324	$ 2.64	15,691	$ 1.40	905,161
Phoenix Dimensions® Option 2	$ 2.47	109,701	$ 2.54	428,634	$ 2.55	8,674	$ 1.36	396,829
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 2.55	81	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ 2.46	203,445	$ -	-	$ 1.32	132,415
Phoenix Income Choice®	$ 6.49	5,089	$ 5.13	910	$ 4.38	2,362	$ -	-
Phoenix Investor’s Edge® Option 1	$ 6.46	76,761	$ 5.17	303,215	$ 4.51	56,862	$ 1.34	642,497
Phoenix Investor’s Edge® Option 2	$ 6.31	36,702	$ 5.04	199,419	$ 4.40	34,238	$ 1.31	313,160
Phoenix Investor’s Edge® Option 3	$ 6.15	9,397	$ 4.92	5,476	$ 4.29	2,282	$ 1.29	33,086
Phoenix Premium Edge®	$ 5.10	612,195	$ 3.63	668,631	$ 3.03	377,167	$ 1.34	894,097
Phoenix Spectrum Edge® Option 1	$ 7.07	318,668	$ 5.65	876,006	$ 4.93	411,422	$ 1.42	809,400
Phoenix Spectrum Edge® Option 2	$ 6.90	580,484	$ 5.52	2,899,277	$ 4.81	915,901	$ 1.40	2,804,789
Phoenix Spectrum Edge® Option 3	$ 6.73	61,955	$ 5.38	141,039	$ 4.70	40,296	$ 1.37	71,729
Phoenix Spectrum Edge® Option 4	$ 6.84	890	$ 5.47	1,845	$ 4.77	226	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.92	363,691	$ 2.12	3,702,270	$ 2.18	36,402	$ 1.39	3,101,788
Phoenix Spectrum Edge® + Option 2	$ 1.89	162,294	$ 2.08	10,841,569	$ 2.15	26,184	$ 1.36	8,118,694
Retirement Planner's Edge	$ 5.35	118,942	$ 4.34	8,834	$ 3.15	251,370	$ 1.37	1,521
The Big Edge Choice®	$ 5.31	1,115,908	$ 3.82	254,473	$ 3.24	689,930	$ 1.38	376,352
The Phoenix Edge® – VA Option 1	$ 5.83	463,275	$ 4.20	60,155	$ 3.48	209,137	$ 1.45	171,708
The Phoenix Edge® – VA Option 2	$ 5.43	297,999	$ 3.89	69,882	$ 3.32	158,143	$ 1.40	47,185
The Phoenix Edge® – VA Option 3	$ 5.33	244,948	$ 3.82	30,880	$ 3.17	25,711	$ 1.38	85,489
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
Assets:
Investments at fair value	$ 165,732		$ 24,133,097		$ 28,876,813		$ 619,317
Total assets	$ 165,732		$ 24,133,097		$ 28,876,813		$ 619,317
Total net assets	$ 165,732		$ 24,133,097		$ 28,876,813		$ 619,317
Net assets:
Accumulation units	$ 132,546		$ 24,121,475		$ 28,805,029		$ 619,317
Contracts in payout (annuitization) period	$ 33,186		$ 11,622		$ 71,784		$ -
Total net assets	$ 165,732		$ 24,133,097		$ 28,876,813		$ 619,317
Units outstanding	85,540		15,577,272		13,330,557		327,304
Investment shares held	22,216		1,492,461		1,418,311		35,208
Investments at cost	$ 171,759		$ 25,487,611		$ 23,922,093		$ 362,782
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.65	105,594	$ 2.23	53,520	$ -	-
Phoenix Dimensions® Option 1	$ 1.96	732	$ 1.72	673,924	$ 1.86	677,240	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.67	478,403	$ 1.80	461,089	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ 1.67	945	$ 1.80	851	$ -	-
Phoenix Dimensions® Option 4	$ 1.86	579	$ 1.62	149,599	$ 1.74	132,293	$ -	-
Phoenix Income Choice®	$ -	-	$ 1.72	6,532	$ 4.40	1,277	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.88	10,825	$ 1.64	1,741,090	$ 4.35	671,977	$ 1.82	76
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.62	1,324,558	$ 4.24	545,769	$ -	-
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.59	9,079	$ 4.14	20,146	$ 1.74	1,658
Phoenix Premium Edge®	$ -	-	$ 1.65	792,952	$ 4.65	381,895	$ 1.83	17,934
Phoenix Spectrum Edge® Option 1	$ 1.99	353	$ 1.75	297,032	$ 4.76	215,988	$ 1.97	3,141
Phoenix Spectrum Edge® Option 2	$ 1.96	16,780	$ 1.72	1,021,718	$ 4.64	456,493	$ 1.93	71,790
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.69	28,608	$ 4.53	27,031	$ 1.88	179,439
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.46	1,599,616	$ 1.37	1,691,113	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.44	6,476,038	$ 1.35	6,705,919	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.69	113,884	$ 5.26	38,249	$ 1.88	17,024
The Big Edge Choice®	$ 1.94	40,503	$ 1.59	421,070	$ 2.83	894,318	$ 1.89	18,192
The Phoenix Edge® – VA Option 1	$ 2.03	566	$ 1.80	180,943	$ 5.69	250,915	$ 2.03	66
The Phoenix Edge® – VA Option 2	$ 1.96	10,217	$ 1.72	107,028	$ 5.28	78,494	$ 1.93	12,685
The Phoenix Edge® – VA Option 3	$ 1.94	4,985	$ 1.70	48,659	$ 5.33	25,980	$ 1.90	5,299
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 14,938,611		$ 3,007,473		$ 1,951,704		$ 1,413,644
Total assets	$ 14,938,611		$ 3,007,473		$ 1,951,704		$ 1,413,644
Total net assets	$ 14,938,611		$ 3,007,473		$ 1,951,704		$ 1,413,644
Net assets:
Accumulation units	$ 14,884,083		$ 2,996,453		$ 1,951,704		$ 1,410,000
Contracts in payout (annuitization) period	$ 54,528		$ 11,020		$ -		$ 3,644
Total net assets	$ 14,938,611		$ 3,007,473		$ 1,951,704		$ 1,413,644
Units outstanding	7,842,117		1,603,193		1,052,589		684,633
Investment shares held	237,234		81,903		102,992		98,102
Investments at cost	$ 9,005,808		$ 2,075,327		$ 1,698,839		$ 1,318,913
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.87	6,757	$ 1.80	7,012	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.90	91,322	$ -	-	$ 1.91	26,166	$ -	-
Phoenix Dimensions® Option 2	$ 1.88	39,455	$ -	-	$ 1.86	37,207	$ -	-
Phoenix Dimensions® Option 4	$ 1.85	4,237	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.90	5,119	$ 1.88	5,815	$ -	-	$ 2.10	1,709
Phoenix Investor’s Edge® Option 1	$ 1.86	100,683	$ 1.79	36,365	$ 1.82	21,650	$ 1.99	25,375
Phoenix Investor’s Edge® Option 2	$ 1.85	128,101	$ 1.76	32,896	$ 1.79	14,568	$ 1.95	41,343
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.92	8,057
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 1.94	1,938
Phoenix Premium Edge®	$ 1.87	195,542	$ 1.80	104,829	$ 1.84	376,111	$ 2.01	99,966
Phoenix Spectrum Edge® Option 1	$ 1.92	1,785,154	$ 1.91	337,385	$ 1.95	33,219	$ 2.14	93,137
Phoenix Spectrum Edge® Option 2	$ 1.90	4,658,702	$ 1.88	882,276	$ 1.91	97,725	$ 2.10	125,357
Phoenix Spectrum Edge® Option 3	$ 1.89	338,574	$ 1.85	51,544	$ -	-	$ 2.06	184,519
Phoenix Spectrum Edge® Option 4	$ 1.90	4,311	$ 1.87	611	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.91	2,446	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.89	4,627	$ -	-	$ 1.66	10,765	$ -	-
Retirement Planner's Edge	$ 1.89	10,479	$ 1.85	6,778	$ 1.88	65,760	$ 2.06	7,845
The Big Edge Choice®	$ 1.89	217,731	$ 1.85	52,420	$ 1.82	247,418	$ 2.07	73,189
The Phoenix Edge® – VA Option 1	$ 1.94	49,907	$ 1.96	34,928	$ 1.99	15,527	$ 2.20	10,107
The Phoenix Edge® – VA Option 2	$ 1.90	163,344	$ 1.88	38,835	$ 1.91	95,704	$ 2.10	12,091
The Phoenix Edge® – VA Option 3	$ 1.89	35,626	$ 1.86	11,499	$ 1.89	10,769	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 473,491		$ 5,005,064		$ 39,013,005		$ 3,227,812
Total assets	$ 473,491		$ 5,005,064		$ 39,013,005		$ 3,227,812
Total net assets	$ 473,491		$ 5,005,064		$ 39,013,005		$ 3,227,812
Net assets:
Accumulation units	$ 473,491		$ 5,005,064		$ 38,868,588		$ 3,167,502
Contracts in payout (annuitization) period	$ -		$ -		$ 144,417		$ 60,310
Total net assets	$ 473,491		$ 5,005,064		$ 39,013,005		$ 3,227,812
Units outstanding	202,747		2,549,610		20,415,629		1,707,120
Investment shares held	56,842		404,286		1,050,148		131,694
Investments at cost	$ 797,708		$ 4,749,342		$ 28,648,018		$ 2,676,839
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ 1.84	19,768	$ 1.85	651
Phoenix Dimensions® Option 1	$ -	-	$ 2.02	60,263	$ 1.93	426,556	$ 1.91	17,119
Phoenix Dimensions® Option 2	$ -	-	$ 1.96	6,240	$ 1.87	183,081	$ 1.85	4,158
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.87	107	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ 1.81	93,965	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.93	10,949	$ 1.93	1,274
Phoenix Investor’s Edge® Option 1	$ 2.24	8,139	$ 1.93	100,981	$ 1.83	454,426	$ 1.84	82,197
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.89	35,862	$ 1.80	413,417	$ 1.80	55,390
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.85	13,747	$ 1.76	3,446	$ 1.77	16,565
Phoenix Investor’s Edge® Option 4	$ 2.18	3,677	$ 1.88	701	$ 1.79	4,684	$ 1.79	5,119
Phoenix Premium Edge®	$ 2.25	16,832	$ 1.94	435,977	$ 1.84	554,208	$ 1.85	245,801
Phoenix Spectrum Edge® Option 1	$ 2.40	34,800	$ 2.07	315,952	$ 1.97	4,050,858	$ 1.97	175,612
Phoenix Spectrum Edge® Option 2	$ 2.36	67,938	$ 2.03	402,096	$ 1.93	11,534,067	$ 1.93	377,321
Phoenix Spectrum Edge® Option 3	$ 2.31	4,912	$ 1.99	65,791	$ 1.89	662,660	$ 1.90	87,690
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.92	8,885	$ 1.92	1,192
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.77	96,510	$ 1.51	200,318	$ 1.46	40,993
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.74	276,597	$ 1.49	552,868	$ 1.44	33,313
Retirement Planner's Edge	$ 2.31	24,324	$ 1.99	104,392	$ 1.89	106,203	$ 1.90	69,488
The Big Edge Choice®	$ 2.32	23,974	$ 2.00	407,504	$ 1.90	630,680	$ 1.90	238,348
The Phoenix Edge® – VA Option 1	$ 2.46	3,138	$ 2.12	45,612	$ 2.02	184,217	$ 2.02	122,856
The Phoenix Edge® – VA Option 2	$ -	-	$ 2.03	72,893	$ 1.93	201,258	$ 1.93	31,581
The Phoenix Edge® – VA Option 3	$ 2.33	15,013	$ 2.00	108,492	$ 1.90	119,008	$ 1.91	100,452
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 10,125,123		$ 26,288,883		$ 12,513,225		$ 22,284,541
Total assets	$ 10,125,123		$ 26,288,883		$ 12,513,225		$ 22,284,541
Total net assets	$ 10,125,123		$ 26,288,883		$ 12,513,225		$ 22,284,541
Net assets:
Accumulation units	$ 10,125,123		$ 26,288,883		$ 12,453,826		$ 22,280,442
Contracts in payout (annuitization) period	$ -		$ -		$ 59,399		$ 4,099
Total net assets	$ 10,125,123		$ 26,288,883		$ 12,513,225		$ 22,284,541
Units outstanding	6,107,775		18,330,700		7,956,654		17,431,825
Investment shares held	784,285		2,306,042		1,046,256		2,063,383
Investments at cost	$ 7,263,948		$ 23,645,044		$ 10,210,497		$ 21,846,389
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.62	37,615	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.66	95,277	$ 1.45	2,667,055	$ 1.58	526,378	$ 1.29	1,501,134
Phoenix Dimensions® Option 2	$ 1.63	111,766	$ 1.42	1,028,981	$ 1.56	299,742	$ 1.26	315,669
Phoenix Dimensions® Option 4	$ 1.60	203,996	$ 1.40	206,061	$ 1.53	387,057	$ 1.24	559,912
Phoenix Investor’s Edge® Option 1	$ 1.61	43,965	$ 1.41	1,987,899	$ 1.54	291,437	$ 1.25	1,379,523
Phoenix Investor’s Edge® Option 2	$ 1.60	45,750	$ 1.39	966,840	$ 1.52	460,073	$ 1.24	244,515
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.22	119,866
Phoenix Premium Edge®	$ 1.62	11,229	$ 1.41	2,091,296	$ 1.54	510,327	$ 1.26	1,166,026
Phoenix Spectrum Edge® Option 1	$ 1.68	642,852	$ 1.46	1,226,723	$ 1.60	925,513	$ 1.30	1,096,147
Phoenix Spectrum Edge® Option 2	$ 1.66	3,651,931	$ 1.45	3,330,472	$ 1.58	1,505,718	$ 1.29	3,211,465
Phoenix Spectrum Edge® Option 3	$ 1.64	118,981	$ 1.43	595,368	$ 1.57	119,148	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.67	324,268	$ 1.45	1,033,016	$ 1.59	539,548	$ 1.29	1,736,426
Phoenix Spectrum Edge® + Option 2	$ 1.65	500,958	$ 1.44	2,117,228	$ 1.57	1,015,074	$ 1.28	4,416,071
Retirement Planner's Edge	$ 1.64	103,157	$ 1.43	171,580	$ 1.57	46,339	$ -	-
The Big Edge Choice®	$ 1.65	60,661	$ 1.44	360,017	$ 1.57	463,047	$ 1.28	708,424
The Phoenix Edge® – VA Option 1	$ 1.70	13,036	$ 1.49	179,248	$ 1.62	196,758	$ 1.32	397,461
The Phoenix Edge® – VA Option 2	$ 1.66	92,545	$ 1.45	368,916	$ 1.58	670,495	$ 1.29	88,534
The Phoenix Edge® – VA Option 3	$ 1.65	49,788	$ -	-	$ -	-	$ 1.28	490,652
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 35,749,284		$ 442,762		$ 691,690		$ 1,467,176
Total assets	$ 35,749,284		$ 442,762		$ 691,690		$ 1,467,176
Total net assets	$ 35,749,284		$ 442,762		$ 691,690		$ 1,467,176
Net assets:
Accumulation units	$ 35,737,595		$ 442,762		$ 691,690		$ 1,467,176
Contracts in payout (annuitization) period	$ 11,689		$ -		$ -		$ -
Total net assets	$ 35,749,284		$ 442,762		$ 691,690		$ 1,467,176
Units outstanding	19,570,044		361,929		382,992		784,433
Investment shares held	2,241,334		17,181		12,601		31,296
Investments at cost	$ 43,447,937		$ 374,628		$ 571,573		$ 1,085,988
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.93	7,481	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 2.02	901,698	$ -	-	$ 1.84	5,386	$ 1.91	73,349
Phoenix Dimensions® Option 2	$ 1.96	366,918	$ 1.22	6,647	$ 1.78	90	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.78	121	$ 1.86	100
Phoenix Dimensions® Option 4	$ 1.90	193,067	$ 1.21	270	$ -	-	$ 1.80	3,015
Phoenix Investor’s Edge® Option 1	$ 1.92	496,246	$ 1.22	9,216	$ 1.75	20,652	$ 1.82	48,937
Phoenix Investor’s Edge® Option 2	$ 1.89	275,564	$ 1.21	41,791	$ 1.72	2,352	$ 1.79	13,638
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.76	16,739
Phoenix Premium Edge®	$ 1.93	573,902	$ 1.22	27,826	$ 1.76	51,872	$ 1.84	73,507
Phoenix Spectrum Edge® Option 1	$ 2.05	612,466	$ 1.23	20,788	$ 1.87	78,474	$ 1.95	42,281
Phoenix Spectrum Edge® Option 2	$ 2.02	2,192,922	$ 1.23	65,131	$ 1.84	67,558	$ 1.91	68,857
Phoenix Spectrum Edge® Option 3	$ 1.98	43,455	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.78	3,501,593	$ 1.23	4,104	$ 1.69	10,152	$ 1.68	73,460
Phoenix Spectrum Edge® + Option 2	$ 1.75	10,180,457	$ 1.22	12,303	$ 1.66	50,113	$ 1.66	6,131
Retirement Planner's Edge	$ 1.98	1,396	$ 1.22	57,064	$ 1.80	16,271	$ 1.88	19,064
The Big Edge Choice®	$ 1.97	69,471	$ 1.22	34,785	$ 1.84	45,953	$ 1.88	214,312
The Phoenix Edge® – VA Option 1	$ 2.10	48,887	$ 1.24	44,005	$ 1.91	30,444	$ 1.99	81,744
The Phoenix Edge® – VA Option 2	$ 2.02	35,849	$ 1.23	26,033	$ 1.84	2,007	$ 1.91	43,866
The Phoenix Edge® – VA Option 3	$ 1.99	68,672	$ 1.22	11,966	$ 1.82	1,547	$ 1.89	5,433
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 22,919,312		$ 17,797,666		$ 1,866,845		$ 4,664,895
Total assets	$ 22,919,312		$ 17,797,666		$ 1,866,845		$ 4,664,895
Total net assets	$ 22,919,312		$ 17,797,666		$ 1,866,845		$ 4,664,895
Net assets:
Accumulation units	$ 22,912,502		$ 17,792,695		$ 1,866,845		$ 4,664,895
Contracts in payout (annuitization) period	$ 6,810		$ 4,971		$ -		$ -
Total net assets	$ 22,919,312		$ 17,797,666		$ 1,866,845		$ 4,664,895
Units outstanding	11,959,102		30,255,802		1,357,238		3,010,234
Investment shares held	901,625		2,458,241		150,309		426,407
Investments at cost	$ 16,235,630		$ 47,419,884		$ 1,869,045		$ 4,367,912
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.95	5,348	$ 0.57	11,483	$ 1.33	99,723	$ 1.51	94,013
Phoenix Dimensions® Option 1	$ 2.03	578,163	$ 0.59	1,489,209	$ 1.39	92,663	$ 1.57	67,587
Phoenix Dimensions® Option 2	$ 1.97	245,250	$ 0.58	637,035	$ 1.35	7,096	$ 1.52	23,937
Phoenix Dimensions® Option 3	$ 1.97	81	$ -	-	$ -	-	$ 1.52	48
Phoenix Dimensions® Option 4	$ 1.92	116,818	$ 0.56	280,218	$ -	-	$ 1.48	988
Phoenix Investor’s Edge® Option 1	$ 1.94	332,009	$ 0.57	851,587	$ 1.32	11,376	$ 1.50	84,473
Phoenix Investor’s Edge® Option 2	$ 1.90	159,776	$ 0.56	409,908	$ 1.30	711	$ 1.47	51,773
Phoenix Premium Edge®	$ 1.95	439,944	$ 0.57	1,272,441	$ 1.33	99,872	$ 1.51	307,985
Phoenix Spectrum Edge® Option 1	$ 2.07	510,558	$ 0.60	881,324	$ 1.41	65,774	$ 1.60	190,399
Phoenix Spectrum Edge® Option 2	$ 2.03	1,696,019	$ 0.59	3,088,261	$ 1.39	289,446	$ 1.57	315,547
Phoenix Spectrum Edge® Option 3	$ 2.00	28,427	$ 0.58	100,118	$ 1.36	5,942	$ 1.54	79,108
Phoenix Spectrum Edge® + Option 1	$ 1.88	1,913,162	$ 0.60	5,374,659	$ 1.36	125,376	$ 1.52	70,695
Phoenix Spectrum Edge® + Option 2	$ 1.85	5,524,077	$ 0.59	15,404,215	$ 1.34	15,069	$ 1.50	974
Retirement Planner's Edge	$ 2.00	11,186	$ 0.58	78,214	$ 1.36	178,019	$ 1.54	238,483
The Big Edge Choice®	$ 2.08	213,335	$ 0.61	222,604	$ 1.35	123,410	$ 1.52	865,819
The Phoenix Edge® – VA Option 1	$ 2.12	77,550	$ 0.62	76,678	$ 1.45	143,455	$ 1.64	427,281
The Phoenix Edge® – VA Option 2	$ 2.03	52,189	$ 0.59	47,442	$ 1.39	52,899	$ 1.57	181,997
The Phoenix Edge® – VA Option 3	$ 2.01	55,210	$ 0.59	30,406	$ 1.37	46,407	$ 1.55	9,127
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$ 201,181		$ 479,067		$ 2,545,263		$ 6,643,543
Total assets	$ 201,181		$ 479,067		$ 2,545,263		$ 6,643,543
Total net assets	$ 201,181		$ 479,067		$ 2,545,263		$ 6,643,543
Net assets:
Accumulation units	$ 201,181		$ 479,067		$ 2,543,896		$ 6,628,264
Contracts in payout (annuitization) period	$ -		$ -		$ 1,367		$ 15,279
Total net assets	$ 201,181		$ 479,067		$ 2,545,263		$ 6,643,543
Units outstanding	744,885		141,829		1,289,875		2,372,966
Investment shares held	2,124		4,240		248,804		429,447
Investments at cost	$ 738,658		$ 140,263		$ 2,407,058		$ 6,462,435
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.03	4,530
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.32	43,907	$ 1.60	53,538
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.28	14,220	$ 1.55	52,204
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.28	93	$ 1.55	103
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ -	-	$ 1.50	3,449
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 3.53	4,250
Phoenix Investor’s Edge® Option 1	$ 0.26	212,890	$ 3.30	1,580	$ 1.26	74,025	$ 3.69	42,982
Phoenix Investor’s Edge® Option 2	$ 0.25	12,680	$ 3.23	1,235	$ 1.23	115,096	$ 3.60	19,829
Phoenix Investor’s Edge® Option 3	$ 0.25	24,165	$ 3.16	998	$ -	-	$ 3.51	229
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 3.57	1,147
Phoenix Premium Edge®	$ 0.26	124,091	$ 3.33	94,191	$ 5.10	55,494	$ 2.88	190,643
Phoenix Spectrum Edge® Option 1	$ 0.28	26,002	$ 3.58	1,865	$ 1.34	91,413	$ 4.03	187,728
Phoenix Spectrum Edge® Option 2	$ 0.28	248,323	$ 3.50	14,697	$ 1.32	144,579	$ 3.93	368,676
Phoenix Spectrum Edge® Option 3	$ -	-	$ 3.43	20,774	$ -	-	$ 3.84	26,520
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.31	1,233	$ 3.90	1,159
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.12	79,762	$ 1.11	131,903
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.11	34,149	$ 1.10	55,209
Retirement Planner's Edge	$ -	-	$ -	-	$ 4.48	35,561	$ 3.36	47,850
The Big Edge Choice®	$ -	-	$ -	-	$ 1.67	511,401	$ 2.13	853,016
The Phoenix Edge® – VA Option 1	$ 0.29	85,647	$ 3.69	6,489	$ 5.69	64,138	$ 3.63	208,946
The Phoenix Edge® – VA Option 2	$ 0.28	11,087	$ -	-	$ 5.34	20,515	$ 3.49	88,081
The Phoenix Edge® – VA Option 3	$ -	-	$ -	-	$ 4.53	4,289	$ 3.19	30,974
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Templeton Growth VIP Fund – Class 2		Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
Assets:
Investments at fair value	$ 27,460,355		$ 1,036,832		$ 18,902,647		$ 76,060,532
Total assets	$ 27,460,355		$ 1,036,832		$ 18,902,647		$ 76,060,532
Total net assets	$ 27,460,355		$ 1,036,832		$ 18,902,647		$ 76,060,532
Net assets:
Accumulation units	$ 27,400,153		$ 1,036,832		$ 18,898,369		$ 76,037,210
Contracts in payout (annuitization) period	$ 60,202		$ -		$ 4,278		$ 23,322
Total net assets	$ 27,460,355		$ 1,036,832		$ 18,902,647		$ 76,060,532
Units outstanding	14,956,309		615,759		14,096,660		37,135,412
Investment shares held	1,719,496		69,820		1,969,026		4,058,726
Investments at cost	$ 22,628,793		$ 867,776		$ 20,011,185		$ 57,193,895
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.93	478	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 2.05	62,285	$ 1.63	75,627	$ 1.30	6,157	$ 1.99	12,539
Phoenix Dimensions® Option 1	$ 1.64	687,988	$ 1.69	737	$ 1.35	756,849	$ 2.07	1,872,927
Phoenix Dimensions® Option 2	$ 1.59	480,924	$ -	-	$ 1.32	281,141	$ 2.01	735,457
Phoenix Dimensions® Option 3	$ 1.59	963	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 4	$ 1.54	152,796	$ -	-	$ 1.28	66,240	$ 1.96	303,587
Phoenix Investor’s Edge® Option 1	$ 3.74	731,520	$ -	-	$ 1.30	366,457	$ 1.98	940,953
Phoenix Investor’s Edge® Option 2	$ 3.65	604,306	$ -	-	$ 1.28	141,530	$ 1.95	388,253
Phoenix Investor’s Edge® Option 3	$ 3.56	1,072	$ -	-	$ -	-	$ -	-
Phoenix Premium Edge®	$ 3.61	369,420	$ 1.63	47,202	$ 1.30	636,945	$ 1.99	1,827,378
Phoenix Spectrum Edge® Option 1	$ 4.09	180,529	$ 1.72	24,344	$ 1.37	83,675	$ 2.10	240,117
Phoenix Spectrum Edge® Option 2	$ 3.99	488,480	$ 1.69	35,621	$ 1.35	612,802	$ 2.07	894,299
Phoenix Spectrum Edge® Option 3	$ 3.89	18,265	$ 1.67	36,547	$ 1.33	42,656	$ 2.04	83,735
Phoenix Spectrum Edge® + Option 1	$ 1.20	1,870,323	$ 1.70	40,193	$ 1.36	2,994,332	$ 2.08	7,653,063
Phoenix Spectrum Edge® + Option 2	$ 1.18	7,596,008	$ 1.68	609	$ 1.34	7,790,028	$ 2.05	21,698,164
Retirement Planner's Edge	$ 4.39	50,732	$ -	-	$ 1.33	54,671	$ 2.04	64,430
The Big Edge Choice®	$ 2.61	1,461,406	$ 1.67	167,694	$ 1.34	99,773	$ 2.04	247,367
The Phoenix Edge® – VA Option 1	$ 4.91	109,201	$ 1.76	92,801	$ 1.40	30,523	$ 2.14	108,645
The Phoenix Edge® – VA Option 2	$ 4.73	67,721	$ 1.69	84,394	$ 1.35	55,869	$ 2.07	62,424
The Phoenix Edge® – VA Option 3	$ 4.10	21,892	$ 1.68	9,990	$ 1.34	77,012	$ 2.05	2,074
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$ 12,246,867		$ 111,883,260		$ 34,782,873		$ 34,710,842
Total assets	$ 12,246,867		$ 111,883,260		$ 34,782,873		$ 34,710,842
Total net assets	$ 12,246,867		$ 111,883,260		$ 34,782,873		$ 34,710,842
Net assets:
Accumulation units	$ 12,243,588		$ 111,756,793		$ 34,752,224		$ 34,560,558
Contracts in payout (annuitization) period	$ 3,279		$ 126,467		$ 30,649		$ 150,284
Total net assets	$ 12,246,867		$ 111,883,260		$ 34,782,873		$ 34,710,842
Units outstanding	5,604,855		62,332,544		10,788,972		13,515,325
Investment shares held	778,568		8,950,661		1,808,782		1,105,441
Investments at cost	$ 10,693,840		$ 143,018,576		$ 41,361,413		$ 23,399,005
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 2.12	8,341	$ 2.25	27,451	$ 3.45	6,976	$ -	-
Phoenix Dimensions® Option 1	$ 2.20	239,137	$ 1.71	2,251,739	$ 2.25	452,456	$ 2.11	18,304
Phoenix Dimensions® Option 2	$ 2.15	116,849	$ 1.66	906,862	$ 2.18	189,064	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 2.18	42	$ -	-
Phoenix Dimensions® Option 4	$ 2.09	44,373	$ 1.61	403,472	$ 2.12	89,357	$ -	-
Phoenix Income Choice®	$ -	-	$ 4.02	5,465	$ 9.66	1,134	$ 3.44	2,320
Phoenix Investor’s Edge® Option 1	$ 2.11	126,589	$ 4.21	549,565	$ 8.97	79,134	$ 3.75	23,651
Phoenix Investor’s Edge® Option 2	$ 2.08	52,883	$ 4.11	349,077	$ 8.76	48,250	$ 3.65	58,110
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 8.54	5,855	$ 3.57	1,166
Phoenix Investor’s Edge® Option 4	$ -	-	$ 4.07	2,015	$ 8.69	151	$ 3.62	2,698
Phoenix Premium Edge®	$ 2.12	233,797	$ 2.63	1,454,060	$ 10.60	172,646	$ 1.94	849,404
Phoenix Spectrum Edge® Option 1	$ 2.24	41,406	$ 4.60	2,378,860	$ 9.81	307,737	$ 4.10	403,466
Phoenix Spectrum Edge® Option 2	$ 2.20	301,461	$ 4.49	7,050,332	$ 9.58	785,560	$ 4.00	780,615
Phoenix Spectrum Edge® Option 3	$ 2.17	8,540	$ 4.38	476,953	$ 9.35	88,118	$ 3.90	30,765
Phoenix Spectrum Edge® Option 4	$ -	-	$ 4.46	4,365	$ 9.50	74	$ 3.96	792
Phoenix Spectrum Edge® + Option 1	$ 2.21	1,049,008	$ 1.06	11,406,503	$ 1.58	2,099,141	$ 1.84	20,092
Phoenix Spectrum Edge® + Option 2	$ 2.18	2,903,501	$ 1.05	32,741,192	$ 1.56	5,816,296	$ 1.81	23,975
Retirement Planner's Edge	$ 2.17	20,928	$ 3.12	218,185	$ 13.40	53,927	$ 2.54	406,225
The Big Edge Choice®	$ 2.17	126,129	$ 2.82	1,214,868	$ 8.30	469,230	$ 2.39	7,838,172
The Phoenix Edge® – VA Option 1	$ 2.28	145,193	$ 3.45	526,989	$ 14.57	61,200	$ 2.68	1,806,224
The Phoenix Edge® – VA Option 2	$ 2.20	134,992	$ 3.16	253,049	$ 13.53	51,714	$ 2.51	999,995
The Phoenix Edge® – VA Option 3	$ 2.18	51,728	$ 2.95	111,542	$ 12.69	10,910	$ 2.46	249,351
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 26,247,909		$ 48,311,374		$ 57,522,442		$ 44,618,821
Total assets	$ 26,247,909		$ 48,311,374		$ 57,522,442		$ 44,618,821
Total net assets	$ 26,247,909		$ 48,311,374		$ 57,522,442		$ 44,618,821
Net assets:
Accumulation units	$ 26,204,304		$ 48,297,714		$ 57,388,639		$ 39,001,760
Contracts in payout (annuitization) period	$ 43,605		$ 13,660		$ 133,803		$ 5,617,061
Total net assets	$ 26,247,909		$ 48,311,374		$ 57,522,442		$ 44,618,821
Units outstanding	2,521,532		14,678,522		22,731,451		13,862,339
Investment shares held	915,838		2,782,913		6,158,720		3,718,235
Investments at cost	$ 13,189,756		$ 38,910,239		$ 56,994,298		$ 42,187,219
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 4.87	4,362	$ -	-
Freedom Edge®	$ 3.95	20,829	$ 3.16	10,736	$ 1.89	234,064	$ 2.34	19,758
Phoenix Dimensions® Option 1	$ 3.65	38,703	$ 2.26	648,964	$ 1.80	1,102,846	$ 2.02	59,499
Phoenix Dimensions® Option 2	$ 3.54	3,690	$ 2.19	267,266	$ 1.74	377,316	$ 1.96	25,090
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ -	-	$ 1.96	165
Phoenix Dimensions® Option 4	$ 3.43	3,958	$ 2.12	113,710	$ 1.69	114,980	$ 1.89	8,645
Phoenix Income Choice®	$ 11.01	2,002	$ 7.34	353	$ 4.73	11,467	$ 4.03	101,795
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ -	-	$ 1.85	2,762,546
Phoenix Investor’s Edge® Option 1	$ 10.34	22,195	$ 6.93	135,519	$ 4.33	479,737	$ 4.04	154,988
Phoenix Investor’s Edge® Option 2	$ 10.11	38,071	$ 6.76	116,925	$ 4.22	184,924	$ 3.94	218,857
Phoenix Investor’s Edge® Option 3	$ 9.87	2,251	$ 6.60	17,714	$ 4.12	3,090	$ 3.84	16,167
Phoenix Investor’s Edge® Option 4	$ 10.03	1,483	$ 6.71	1,369	$ 4.19	7,688	$ 3.91	355
Phoenix Premium Edge®	$ 10.43	318,947	$ 7.28	464,108	$ 4.71	893,809	$ 3.36	1,122,355
Phoenix Spectrum Edge® Option 1	$ 11.27	212,251	$ 7.58	544,072	$ 4.74	833,129	$ 4.42	1,177,087
Phoenix Spectrum Edge® Option 2	$ 11.01	332,694	$ 7.40	1,564,840	$ 4.62	1,778,117	$ 4.31	2,750,140
Phoenix Spectrum Edge® Option 3	$ 10.76	75,929	$ 7.22	94,319	$ 4.51	137,715	$ 4.21	270,016
Phoenix Spectrum Edge® Option 4	$ 10.93	312	$ 7.34	1,088	$ 4.58	3,933	$ 4.27	3,656
Phoenix Spectrum Edge® + Option 1	$ 2.47	37,971	$ 1.67	2,674,741	$ 1.66	3,792,388	$ 1.57	40,330
Phoenix Spectrum Edge® + Option 2	$ 2.43	65,566	$ 1.64	7,027,303	$ 1.63	9,504,769	$ 1.55	5,680
Retirement Planner's Edge	$ 10.76	81,470	$ 7.73	65,989	$ 5.06	172,109	$ 3.74	211,556
The Big Edge Choice®	$ 10.80	601,988	$ 8.35	457,130	$ 3.13	2,239,254	$ 2.38	3,160,517
The Phoenix Edge® – VA Option 1	$ 11.63	357,976	$ 9.11	213,677	$ 5.60	395,566	$ 4.10	927,797
The Phoenix Edge® – VA Option 2	$ 11.01	266,976	$ 7.96	159,218	$ 5.24	277,023	$ 3.79	590,087
The Phoenix Edge® – VA Option 3	$ 10.84	36,270	$ 8.31	99,481	$ 4.89	183,165	$ 3.88	235,253
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 15,544,100		$ 48,926,041		$ 6,651,377		$ 34,254,653
Total assets	$ 15,544,100		$ 48,926,041		$ 6,651,377		$ 34,254,653
Total net assets	$ 15,544,100		$ 48,926,041		$ 6,651,377		$ 34,254,653
Net assets:
Accumulation units	$ 15,437,932		$ 48,854,390		$ 6,646,207		$ 34,122,834
Contracts in payout (annuitization) period	$ 106,168		$ 71,651		$ 5,170		$ 131,819
Total net assets	$ 15,544,100		$ 48,926,041		$ 6,651,377		$ 34,254,653
Units outstanding	4,310,926		12,699,915		1,035,279		4,579,812
Investment shares held	1,231,704		1,586,448		319,164		1,281,027
Investments at cost	$ 17,559,421		$ 38,058,024		$ 5,669,813		$ 25,896,120
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.92	967	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 1.97	29,985	$ 4.04	6,414	$ 3.06	599	$ 3.18	435
Phoenix Dimensions® Option 1	$ 1.82	38,025	$ 2.60	343,819	$ 2.66	42,896	$ 2.47	42,083
Phoenix Dimensions® Option 2	$ -	-	$ 2.52	193,960	$ 2.58	17,359	$ 2.40	63,689
Phoenix Dimensions® Option 3	$ -	-	$ 2.52	73	$ -	-	$ 2.40	88
Phoenix Dimensions® Option 4	$ -	-	$ 2.44	66,399	$ 2.49	751	$ -	-
Phoenix Income Choice®	$ -	-	$ 7.30	1,436	$ -	-	$ 6.84	1,927
Phoenix Investor’s Edge® Option 1	$ 3.76	17,451	$ 8.20	84,097	$ 7.02	19,199	$ 6.75	27,620
Phoenix Investor’s Edge® Option 2	$ 3.67	10,542	$ 8.00	56,591	$ 6.85	4,404	$ 6.59	19,033
Phoenix Investor’s Edge® Option 3	$ 3.58	5,638	$ 7.80	463	$ -	-	$ 6.43	5,679
Phoenix Investor’s Edge® Option 4	$ 3.64	1,014	$ 7.93	535	$ 6.79	791	$ -	-
Phoenix Premium Edge®	$ 3.71	250,990	$ 4.65	425,286	$ 7.40	103,738	$ 7.58	224,033
Phoenix Spectrum Edge® Option 1	$ 4.11	99,902	$ 8.96	412,489	$ 7.68	112,898	$ 7.38	200,143
Phoenix Spectrum Edge® Option 2	$ 4.01	153,691	$ 8.75	953,049	$ 7.49	122,531	$ 7.20	218,583
Phoenix Spectrum Edge® Option 3	$ 3.91	6,493	$ 8.54	97,252	$ 7.31	24,813	$ 7.03	40,652
Phoenix Spectrum Edge® Option 4	$ -	-	$ 8.68	69	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.55	32,446	$ 1.49	2,118,861	$ 1.75	63,914	$ 1.96	23,448
Phoenix Spectrum Edge® + Option 2	$ 1.52	14,694	$ 1.46	5,434,063	$ 1.72	35,349	$ 1.93	50,638
Retirement Planner's Edge	$ 4.05	34,904	$ 7.33	48,487	$ 9.50	16,522	$ 7.64	68,304
The Big Edge Choice®	$ 3.38	2,821,835	$ 8.21	1,827,505	$ 5.53	316,948	$ 7.67	2,735,896
The Phoenix Edge® – VA Option 1	$ 4.62	518,773	$ 8.04	387,682	$ 10.14	103,560	$ 8.31	545,401
The Phoenix Edge® – VA Option 2	$ 4.25	249,032	$ 7.37	196,154	$ 9.32	39,882	$ 7.73	259,860
The Phoenix Edge® – VA Option 3	$ 4.14	24,544	$ 7.22	45,231	$ 8.98	9,125	$ 7.65	52,300
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 108,479	$ 4,957	$ 16,472	$ 411,424
Expenses:
Mortality and expense fees	82,698	35,331	26,835	268,965
Administrative fees	7,517	3,935	2,985	28,499
Net investment income (loss)	18,264	(34,309)	(13,348)	113,960
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(35,842)	270,062	46,856	1,554,037
Realized gain distributions	49,371	192,766	89,331	1,155,768
Realized gain (loss)	13,529	462,828	136,187	2,709,805
Change in unrealized appreciation (depreciation) during the year	751,657	373,465	193,242	1,408,895
Net increase (decrease) in net assets from operations	$ 783,450	$ 801,984	$ 316,081	$ 4,232,660

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 4,801	$ 1,079,690	$ 83,604	$ 489,337
Expenses:
Mortality and expense fees	6,112	512,428	327,392	90,199
Administrative fees	616	55,960	34,069	9,091
Net investment income (loss)	(1,927)	511,302	(277,857)	390,047
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,503	(319,250)	-	(31,390)
Realized gain distributions	18,589	-	-	-
Realized gain (loss)	21,092	(319,250)	-	(31,390)
Change in unrealized appreciation (depreciation) during the year	39,342	113,452	-	39,803
Net increase (decrease) in net assets from operations	$ 58,507	$ 305,504	$ (277,857)	$ 398,460

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 215,469	$ 122,648	$ 15,586	$ 612,258
Expenses:
Mortality and expense fees	289,116	753,897	143,651	322,038
Administrative fees	30,430	79,106	15,342	33,413
Net investment income (loss)	(104,077)	(710,355)	(143,407)	256,807
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	783,601	3,751,487	666,918	66,540
Realized gain distributions	1,304,336	8,542,861	891,198	122,955
Realized gain (loss)	2,087,937	12,294,348	1,558,116	189,495
Change in unrealized appreciation (depreciation) during the year	2,493,964	6,262,724	2,050,242	295,515
Net increase (decrease) in net assets from operations	$ 4,477,824	$ 17,846,717	$ 3,464,951	$ 741,817

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund
Income:
Dividends	$ -	$ 1,039,313	$ 669,709	$ 2,110
Expenses:
Mortality and expense fees	1,906	322,191	381,624	7,329
Administrative fees	188	31,166	37,587	735
Net investment income (loss)	(2,094)	685,956	250,498	(5,954)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	251	(203,138)	657,179	16,237
Realized gain distributions	349	-	1,214,504	-
Realized gain (loss)	600	(203,138)	1,871,683	16,237
Change in unrealized appreciation (depreciation) during the year	34,587	1,472,756	(110,415)	63,974
Net increase (decrease) in net assets from operations	$ 33,093	$ 1,955,574	$ 2,011,766	$ 74,257

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ 11,945	$ 31,570	$ 27,160	$ 7,222
Expenses:
Mortality and expense fees	174,367	35,261	25,054	18,791
Administrative fees	19,296	3,839	2,394	1,853
Net investment income (loss)	(181,718)	(7,530)	(288)	(13,422)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,163,166	85,936	18,270	12,424
Realized gain distributions	1,165,032	158,136	33,922	27,963
Realized gain (loss)	2,328,198	244,072	52,192	40,387
Change in unrealized appreciation (depreciation) during the year	1,414,005	107,109	115,713	156,591
Net increase (decrease) in net assets from operations	$ 3,560,485	$ 343,651	$ 167,617	$ 183,556

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ 1,591	$ 204,351	$ 501,975	$ 19,501
Expenses:
Mortality and expense fees	5,295	66,173	455,323	41,711
Administrative fees	553	6,701	49,870	4,285
Net investment income (loss)	(4,257)	131,477	(3,218)	(26,495)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(6,018)	58,714	2,560,631	93,756
Realized gain distributions	43,043	48,141	3,720,039	316,053
Realized gain (loss)	37,025	106,855	6,280,670	409,809
Change in unrealized appreciation (depreciation) during the year	20,390	162,111	(1,805,142)	(201,740)
Net increase (decrease) in net assets from operations	$ 53,158	$ 400,443	$ 4,472,310	$ 181,574

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 116,399	$ 418,841	$ 160,602	$ 382,160
Expenses:
Mortality and expense fees	114,996	338,898	150,814	286,901
Administrative fees	12,393	33,467	15,463	29,156
Net investment income (loss)	(10,990)	46,476	(5,675)	66,103
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	323,876	477,599	328,440	139,659
Realized gain distributions	572,229	1,581,209	625,996	1,011,950
Realized gain (loss)	896,105	2,058,808	954,436	1,151,609
Change in unrealized appreciation (depreciation) during the year	782,521	889,982	860,607	701,693
Net increase (decrease) in net assets from operations	$ 1,667,636	$ 2,995,266	$ 1,809,368	$ 1,919,405

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 93,826	$ -	$ 65	$ 10,780
Expenses:
Mortality and expense fees	426,248	4,774	8,105	17,581
Administrative fees	44,199	488	868	1,806
Net investment income (loss)	(376,621)	(5,262)	(8,908)	(8,607)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	553,435	4,261	15,226	49,582
Realized gain distributions	4,206,394	8,570	64,096	-
Realized gain (loss)	4,759,829	12,831	79,322	49,582
Change in unrealized appreciation (depreciation) during the year	2,970,249	72,128	81,945	384,573
Net increase (decrease) in net assets from operations	$ 7,353,457	$ 79,697	$ 152,359	$ 425,548

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 153,727	$ 1,901,727	$ 42,418	$ 95,916
Expenses:
Mortality and expense fees	286,418	210,124	21,942	59,577
Administrative fees	29,789	21,713	2,348	6,252
Net investment income (loss)	(162,480)	1,669,890	18,128	30,087
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,101,007	(512,134)	1,122	45,255
Realized gain distributions	1,282,040	-	-	-
Realized gain (loss)	2,383,047	(512,134)	1,122	45,255
Change in unrealized appreciation (depreciation) during the year	569,664	(1,047,249)	21,294	100,591
Net increase (decrease) in net assets from operations	$ 2,790,231	$ 110,507	$ 40,544	$ 175,933

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ -	$ 257	$ 22,773	$ 171,943
Expenses:
Mortality and expense fees	2,816	7,056	29,851	77,704
Administrative fees	276	635	3,101	8,332
Net investment income (loss)	(3,092)	(7,434)	(10,179)	85,907
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(124,873)	96,389	6,798	111,932
Realized gain distributions	-	22,629	-	-
Realized gain (loss)	(124,873)	119,018	6,798	111,932
Change in unrealized appreciation (depreciation) during the year	104,243	20,731	787,989	751,033
Net increase (decrease) in net assets from operations	$ (23,722)	$ 132,315	$ 784,608	$ 948,872

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Templeton Growth VIP Fund – Class 2	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund
Income:
Dividends	$ 458,826	$ -	$ -	$ 8,521
Expenses:
Mortality and expense fees	361,496	12,156	230,918	924,018
Administrative fees	35,271	1,303	23,749	94,675
Net investment income (loss)	62,059	(13,459)	(254,667)	(1,010,172)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	791,356	51,718	(34,617)	1,970,371
Realized gain distributions	-	-	-	458,424
Realized gain (loss)	791,356	51,718	(34,617)	2,428,795
Change in unrealized appreciation (depreciation) during the year	3,565,777	85,107	722,419	12,352,800
Net increase (decrease) in net assets from operations	$ 4,419,192	$ 123,366	$ 433,135	$ 13,771,423

	Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares
Income:
Dividends	$ 7,113	$ 1,735,069	$ 502,191	$ -
Expenses:
Mortality and expense fees	145,554	1,322,825	430,695	383,613
Administrative fees	15,102	140,493	45,211	40,917
Net investment income (loss)	(153,543)	271,751	26,285	(424,530)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	156,105	(324,298)	(86,998)	1,429,609
Realized gain distributions	315,589	-	3,353,008	1,468,048
Realized gain (loss)	471,694	(324,298)	3,266,010	2,897,657
Change in unrealized appreciation (depreciation) during the year	1,640,474	15,271,009	(1,672,532)	7,039,469
Net increase (decrease) in net assets from operations	$ 1,958,625	$ 15,218,462	$ 1,619,763	$ 9,512,596

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$ -	$ 308,023	$ 2,509,645	$ 677,476
Expenses:
Mortality and expense fees	271,752	570,231	722,156	562,026
Administrative fees	29,212	60,031	74,805	47,502
Net investment income (loss)	(300,964)	(322,239)	1,712,684	67,948
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	809,452	688,534	213,882	422,202
Realized gain distributions	1,536,099	6,372,879	-	7,797,226
Realized gain (loss)	2,345,551	7,061,413	213,882	8,219,428
Change in unrealized appreciation (depreciation) during the year	5,710,072	1,462,601	1,226,133	117,594
Net increase (decrease) in net assets from operations	$ 7,754,659	$ 8,201,775	$ 3,152,699	$ 8,404,970

	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$ 287,671	$ 559,591	$ 10,828	$ -
Expenses:
Mortality and expense fees	183,179	552,593	74,504	395,121
Administrative fees	19,368	58,452	8,082	41,704
Net investment income (loss)	85,124	(51,454)	(71,758)	(436,825)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	124,575	1,543,988	74,479	280,148
Realized gain distributions	103,569	342,623	893,122	5,315,544
Realized gain (loss)	228,144	1,886,611	967,601	5,595,692
Change in unrealized appreciation (depreciation) during the year	2,174,015	10,764,627	558,771	382,720
Net increase (decrease) in net assets from operations	$ 2,487,283	$ 12,599,784	$ 1,454,614	$ 5,541,587
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,264	$ 18,569	$ (34,309)	$ (31,953)
Realized gains (losses)	13,529	365,825	462,828	36,201
Unrealized appreciation (depreciation) during the year	751,657	(226,940)	373,465	(34,772)
Net increase (decrease) in net assets from operations	783,450	157,454	801,984	(30,524)
Contract transactions:
Payments received from contract owners	11,420	-	5,666	5,649
Transfers between investment options (including GIA/MVA), net	117,091	472,730	(129,469)	(180,258)
Transfers for contract benefits and terminations	(789,820)	(414,302)	(296,714)	(244,714)
Contract maintenance charges	(55,500)	(50,987)	(2,295)	(2,794)
Adjustments to net assets allocated to contracts in payout period	(164)	-	-	(84)
Net increase (decrease) in net assets resulting from contract transactions	(716,973)	7,441	(422,812)	(422,201)
Total increase (decrease) in net assets	66,477	164,895	379,172	(452,725)
Net assets at beginning of period	5,985,927	5,821,032	2,866,341	3,319,066
Net assets at end of period	$ 6,052,404	$ 5,985,927	$ 3,245,513	$ 2,866,341

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (13,348)	$ (18,536)	$ 113,960	$ 215,908
Realized gains (losses)	136,187	88,643	2,709,805	3,950,975
Unrealized appreciation (depreciation) during the year	193,242	305,499	1,408,895	(1,820,022)
Net increase (decrease) in net assets from operations	316,081	375,606	4,232,660	2,346,861
Contract transactions:
Payments received from contract owners	24,199	20,899	326,728	645,436
Transfers between investment options (including GIA/MVA), net	(15,285)	(164,296)	(701,881)	(1,059,882)
Transfers for contract benefits and terminations	(252,904)	(188,853)	(3,872,064)	(6,549,201)
Contract maintenance charges	(2,413)	(2,313)	(71,489)	(111,432)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,978)	(12,743)
Net increase (decrease) in net assets resulting from contract transactions	(246,403)	(334,563)	(4,322,684)	(7,087,822)
Total increase (decrease) in net assets	69,678	41,043	(90,024)	(4,740,961)
Net assets at beginning of period	2,370,362	2,329,319	23,524,881	28,265,842
Net assets at end of period	$ 2,440,040	$ 2,370,362	$ 23,434,857	$ 23,524,881
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,927)	$ (1,306)	$ 511,302	$ 756,002
Realized gains (losses)	21,092	46,292	(319,250)	(771,522)
Unrealized appreciation (depreciation) during the year	39,342	31,214	113,452	432,523
Net increase (decrease) in net assets from operations	58,507	76,200	305,504	417,003
Contract transactions:
Payments received from contract owners	1,353	-	295,641	455,832
Transfers between investment options (including GIA/MVA), net	37,143	(75,681)	2,013,526	(117,937)
Transfers for contract benefits and terminations	(75,574)	(59,416)	(7,785,018)	(13,922,633)
Contract maintenance charges	(881)	(851)	(177,122)	(267,437)
Adjustments to net assets allocated to contracts in payout period	-	-	(4,426)	(4,754)
Net increase (decrease) in net assets resulting from contract transactions	(37,959)	(135,948)	(5,657,399)	(13,856,929)
Total increase (decrease) in net assets	20,548	(59,748)	(5,351,895)	(13,439,926)
Net assets at beginning of period	477,343	537,091	47,947,042	61,386,968
Net assets at end of period	$ 497,891	$ 477,343	$ 42,595,147	$ 47,947,042

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (277,857)	$ (413,259)	$ 390,047	$ 378,347
Realized gains (losses)	-	-	(31,390)	(40,284)
Unrealized appreciation (depreciation) during the year	-	-	39,803	635,701
Net increase (decrease) in net assets from operations	(277,857)	(413,259)	398,460	973,764
Contract transactions:
Payments received from contract owners	228,616	1,174,338	15,386	10,439
Transfers between investment options (including GIA/MVA), net	4,449,475	15,845,678	(549,756)	553,825
Transfers for contract benefits and terminations	(8,865,069)	(18,241,580)	(1,108,518)	(852,273)
Contract maintenance charges	(137,435)	(183,921)	(16,509)	(16,906)
Adjustments to net assets allocated to contracts in payout period	(1,818)	1,112	(52)	(11)
Net increase (decrease) in net assets resulting from contract transactions	(4,326,231)	(1,404,373)	(1,659,449)	(304,926)
Total increase (decrease) in net assets	(4,604,088)	(1,817,632)	(1,260,989)	668,838
Net assets at beginning of period	30,079,536	31,897,168	8,113,751	7,444,913
Net assets at end of period	$ 25,475,448	$ 30,079,536	$ 6,852,762	$ 8,113,751
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (104,077)	$ (148,262)	$ (710,355)	$ (709,871)
Realized gains (losses)	2,087,937	2,314,487	12,294,348	4,438,829
Unrealized appreciation (depreciation) during the year	2,493,964	(830,290)	6,262,724	(4,967,533)
Net increase (decrease) in net assets from operations	4,477,824	1,335,935	17,846,717	(1,238,575)
Contract transactions:
Payments received from contract owners	230,682	90,165	401,517	371,525
Transfers between investment options (including GIA/MVA), net	(729,536)	(1,716,404)	(4,763,157)	(1,948,067)
Transfers for contract benefits and terminations	(2,633,460)	(3,224,836)	(10,132,507)	(12,044,081)
Contract maintenance charges	(28,047)	(34,411)	(446,320)	(519,066)
Adjustments to net assets allocated to contracts in payout period	3,229	1,249	(1,241)	(14,779)
Net increase (decrease) in net assets resulting from contract transactions	(3,157,132)	(4,884,237)	(14,941,708)	(14,154,468)
Total increase (decrease) in net assets	1,320,692	(3,548,302)	2,905,009	(15,393,043)
Net assets at beginning of period	23,362,774	26,911,076	60,192,951	75,585,994
Net assets at end of period	$ 24,683,466	$ 23,362,774	$ 63,097,960	$ 60,192,951

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (143,407)	$ (145,784)	$ 256,807	$ 232,876
Realized gains (losses)	1,558,116	1,422,887	189,495	466,696
Unrealized appreciation (depreciation) during the year	2,050,242	(1,296,676)	295,515	398,453
Net increase (decrease) in net assets from operations	3,464,951	(19,573)	741,817	1,098,025
Contract transactions:
Payments received from contract owners	29,807	19,396	169,062	121,591
Transfers between investment options (including GIA/MVA), net	(131,446)	656,972	1,918,097	(1,445,753)
Transfers for contract benefits and terminations	(1,375,082)	(1,322,138)	(3,819,391)	(5,631,615)
Contract maintenance charges	(35,642)	(36,590)	(231,501)	(273,234)
Adjustments to net assets allocated to contracts in payout period	(86)	58	(24)	540
Net increase (decrease) in net assets resulting from contract transactions	(1,512,449)	(682,302)	(1,963,757)	(7,228,471)
Total increase (decrease) in net assets	1,952,502	(701,875)	(1,221,940)	(6,130,446)
Net assets at beginning of period	10,865,434	11,567,309	27,216,938	33,347,384
Net assets at end of period	$ 12,817,936	$ 10,865,434	$ 25,994,998	$ 27,216,938
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,094)	$ (1,622)	$ 685,956	$ 913,532
Realized gains (losses)	600	8,909	(203,138)	(765,839)
Unrealized appreciation (depreciation) during the year	34,587	(12,925)	1,472,756	2,724,328
Net increase (decrease) in net assets from operations	33,093	(5,638)	1,955,574	2,872,021
Contract transactions:
Payments received from contract owners	4,983	4,114	241,277	169,621
Transfers between investment options (including GIA/MVA), net	5,505	15,001	485,524	(914,792)
Transfers for contract benefits and terminations	(9,258)	(7,752)	(3,853,578)	(3,516,261)
Contract maintenance charges	(175)	(146)	(189,905)	(207,240)
Adjustments to net assets allocated to contracts in payout period	277	(2,068)	108	(504)
Net increase (decrease) in net assets resulting from contract transactions	1,332	9,149	(3,316,574)	(4,469,176)
Total increase (decrease) in net assets	34,425	3,511	(1,361,000)	(1,597,155)
Net assets at beginning of period	131,307	127,796	25,494,097	27,091,252
Net assets at end of period	$ 165,732	$ 131,307	$ 24,133,097	$ 25,494,097

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 250,498	$ 179,489	$ (5,954)	$ (8,268)
Realized gains (losses)	1,871,683	2,739,384	16,237	18,098
Unrealized appreciation (depreciation) during the year	(110,415)	1,144,058	63,974	(15,408)
Net increase (decrease) in net assets from operations	2,011,766	4,062,931	74,257	(5,578)
Contract transactions:
Payments received from contract owners	250,569	164,362	92	549
Transfers between investment options (including GIA/MVA), net	535,218	(1,257,439)	3,630	(1,991)
Transfers for contract benefits and terminations	(4,560,238)	(4,526,977)	(37,842)	(51,258)
Contract maintenance charges	(185,365)	(204,772)	(2,439)	(2,853)
Adjustments to net assets allocated to contracts in payout period	3,891	(2,918)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,955,925)	(5,827,744)	(36,559)	(55,553)
Total increase (decrease) in net assets	(1,944,159)	(1,764,813)	37,698	(61,131)
Net assets at beginning of period	30,820,972	32,585,785	581,619	642,750
Net assets at end of period	$ 28,876,813	$ 30,820,972	$ 619,317	$ 581,619
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (181,718)	$ (205,978)	$ (7,530)	$ (16,653)
Realized gains (losses)	2,328,198	2,393,610	244,072	263,986
Unrealized appreciation (depreciation) during the year	1,414,005	(2,141,115)	107,109	25,311
Net increase (decrease) in net assets from operations	3,560,485	46,517	343,651	272,644
Contract transactions:
Payments received from contract owners	103,040	170,639	21,216	5,993
Transfers between investment options (including GIA/MVA), net	(947,266)	(617,309)	(6,955)	(99,291)
Transfers for contract benefits and terminations	(2,788,073)	(3,457,035)	(432,388)	(435,346)
Contract maintenance charges	(62,106)	(85,225)	(13,924)	(15,444)
Adjustments to net assets allocated to contracts in payout period	(1,459)	(443)	(112)	91
Net increase (decrease) in net assets resulting from contract transactions	(3,695,864)	(3,989,373)	(432,163)	(543,997)
Total increase (decrease) in net assets	(135,379)	(3,942,856)	(88,512)	(271,353)
Net assets at beginning of period	15,073,990	19,016,846	3,095,985	3,367,338
Net assets at end of period	$ 14,938,611	$ 15,073,990	$ 3,007,473	$ 3,095,985

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (288)	$ 3,321	$ (13,422)	$ (19,637)
Realized gains (losses)	52,192	58,807	40,387	79,852
Unrealized appreciation (depreciation) during the year	115,713	172,669	156,591	101,997
Net increase (decrease) in net assets from operations	167,617	234,797	183,556	162,212
Contract transactions:
Payments received from contract owners	9,243	2,095	794	1,306
Transfers between investment options (including GIA/MVA), net	89,923	513,420	2,370	(56,824)
Transfers for contract benefits and terminations	(150,601)	(189,549)	(301,085)	(155,399)
Contract maintenance charges	(3,947)	(3,350)	(3,644)	(3,976)
Adjustments to net assets allocated to contracts in payout period	-	-	(10)	(14,219)
Net increase (decrease) in net assets resulting from contract transactions	(55,382)	322,616	(301,575)	(229,112)
Total increase (decrease) in net assets	112,235	557,413	(118,019)	(66,900)
Net assets at beginning of period	1,839,469	1,282,056	1,531,663	1,598,563
Net assets at end of period	$ 1,951,704	$ 1,839,469	$ 1,413,644	$ 1,531,663
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,257)	$ (6,161)	$ 131,477	$ 169,868
Realized gains (losses)	37,025	(96,933)	106,855	1,548
Unrealized appreciation (depreciation) during the year	20,390	165,502	162,111	352,831
Net increase (decrease) in net assets from operations	53,158	62,408	400,443	524,247
Contract transactions:
Payments received from contract owners	339	377	126,124	3,620
Transfers between investment options (including GIA/MVA), net	(1,680)	(35)	(17,087)	265,942
Transfers for contract benefits and terminations	(19,388)	(152,427)	(966,413)	(452,800)
Contract maintenance charges	(1,095)	(1,431)	(9,323)	(7,168)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(21,824)	(153,516)	(866,699)	(190,406)
Total increase (decrease) in net assets	31,334	(91,108)	(466,256)	333,841
Net assets at beginning of period	442,157	533,265	5,471,320	5,137,479
Net assets at end of period	$ 473,491	$ 442,157	$ 5,005,064	$ 5,471,320

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,218)	$ 54,332	$ (26,495)	$ (30,084)
Realized gains (losses)	6,280,670	2,398,606	409,809	273,931
Unrealized appreciation (depreciation) during the year	(1,805,142)	3,809,583	(201,740)	240,975
Net increase (decrease) in net assets from operations	4,472,310	6,262,521	181,574	484,822
Contract transactions:
Payments received from contract owners	327,105	297,503	27,119	13,412
Transfers between investment options (including GIA/MVA), net	(1,111,529)	(2,605,329)	(25,435)	(107,835)
Transfers for contract benefits and terminations	(7,615,312)	(8,149,414)	(534,899)	(544,405)
Contract maintenance charges	(194,763)	(244,577)	(4,917)	(6,724)
Adjustments to net assets allocated to contracts in payout period	561	(5,515)	410	(2,809)
Net increase (decrease) in net assets resulting from contract transactions	(8,593,938)	(10,707,332)	(537,722)	(648,361)
Total increase (decrease) in net assets	(4,121,628)	(4,444,811)	(356,148)	(163,539)
Net assets at beginning of period	43,134,633	47,579,444	3,583,960	3,747,499
Net assets at end of period	$ 39,013,005	$ 43,134,633	$ 3,227,812	$ 3,583,960
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (10,990)	$ (6,840)	$ 46,476	$ 73,982
Realized gains (losses)	896,105	665,368	2,058,808	1,462,227
Unrealized appreciation (depreciation) during the year	782,521	251,539	889,982	216,987
Net increase (decrease) in net assets from operations	1,667,636	910,067	2,995,266	1,753,196
Contract transactions:
Payments received from contract owners	92,223	185,495	415,687	88,661
Transfers between investment options (including GIA/MVA), net	(160,979)	29,421	274,953	1,043,020
Transfers for contract benefits and terminations	(1,261,507)	(1,014,852)	(4,707,754)	(4,154,174)
Contract maintenance charges	(34,328)	(52,859)	(243,741)	(255,895)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,364,591)	(852,795)	(4,260,855)	(3,278,388)
Total increase (decrease) in net assets	303,045	57,272	(1,265,589)	(1,525,192)
Net assets at beginning of period	9,822,078	9,764,806	27,554,472	29,079,664
Net assets at end of period	$ 10,125,123	$ 9,822,078	$ 26,288,883	$ 27,554,472

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (5,675)	$ (1,786)	$ 66,103	$ 58,933
Realized gains (losses)	954,436	812,383	1,151,609	1,285,442
Unrealized appreciation (depreciation) during the year	860,607	257,448	701,693	(171,400)
Net increase (decrease) in net assets from operations	1,809,368	1,068,045	1,919,405	1,172,975
Contract transactions:
Payments received from contract owners	264,285	157,977	121,067	117,613
Transfers between investment options (including GIA/MVA), net	(18,386)	(454,192)	252,300	4,129,918
Transfers for contract benefits and terminations	(1,673,678)	(1,708,313)	(4,238,542)	(7,342,978)
Contract maintenance charges	(87,124)	(94,113)	(175,530)	(208,368)
Adjustments to net assets allocated to contracts in payout period	(3,700)	-	34	(2,700)
Net increase (decrease) in net assets resulting from contract transactions	(1,518,603)	(2,098,641)	(4,040,671)	(3,306,515)
Total increase (decrease) in net assets	290,765	(1,030,596)	(2,121,266)	(2,133,540)
Net assets at beginning of period	12,222,460	13,253,056	24,405,807	26,539,347
Net assets at end of period	$ 12,513,225	$ 12,222,460	$ 22,284,541	$ 24,405,807
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (376,621)	$ (351,924)	$ (5,262)	$ (4,232)
Realized gains (losses)	4,759,829	6,832,613	12,831	17,032
Unrealized appreciation (depreciation) during the year	2,970,249	(3,941,739)	72,128	6,080
Net increase (decrease) in net assets from operations	7,353,457	2,538,950	79,697	18,880
Contract transactions:
Payments received from contract owners	219,396	102,717	2,001	7
Transfers between investment options (including GIA/MVA), net	(1,458,009)	(1,191,153)	48,806	133,613
Transfers for contract benefits and terminations	(4,997,913)	(6,282,311)	(31,786)	(37,435)
Contract maintenance charges	(291,600)	(326,992)	(571)	(393)
Adjustments to net assets allocated to contracts in payout period	(217)	(542)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(6,528,343)	(7,698,281)	18,450	95,792
Total increase (decrease) in net assets	825,114	(5,159,331)	98,147	114,672
Net assets at beginning of period	34,924,170	40,083,501	344,615	229,943
Net assets at end of period	$ 35,749,284	$ 34,924,170	$ 442,762	$ 344,615

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (8,908)	$ (8,374)	$ (8,607)	$ (7,308)
Realized gains (losses)	79,322	68,894	49,582	40,616
Unrealized appreciation (depreciation) during the year	81,945	(103,875)	384,573	(65,746)
Net increase (decrease) in net assets from operations	152,359	(43,355)	425,548	(32,438)
Contract transactions:
Payments received from contract owners	2,000	13	24,609	6,203
Transfers between investment options (including GIA/MVA), net	(3,910)	(101,985)	43,823	(42,057)
Transfers for contract benefits and terminations	(80,813)	(148,228)	(285,305)	(267,141)
Contract maintenance charges	(1,016)	(961)	(3,341)	(5,584)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(83,739)	(251,161)	(220,214)	(308,579)
Total increase (decrease) in net assets	68,620	(294,516)	205,334	(341,017)
Net assets at beginning of period	623,070	917,586	1,261,842	1,602,859
Net assets at end of period	$ 691,690	$ 623,070	$ 1,467,176	$ 1,261,842
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (162,480)	$ (266,299)	$ 1,669,890	$ (63,655)
Realized gains (losses)	2,383,047	1,614,198	(512,134)	(303,630)
Unrealized appreciation (depreciation) during the year	569,664	2,321,708	(1,047,249)	2,795,281
Net increase (decrease) in net assets from operations	2,790,231	3,669,607	110,507	2,427,996
Contract transactions:
Payments received from contract owners	165,941	78,870	104,703	63,692
Transfers between investment options (including GIA/MVA), net	(1,623,601)	(814,304)	1,350,405	1,282,377
Transfers for contract benefits and terminations	(3,563,934)	(4,037,790)	(2,405,177)	(3,196,733)
Contract maintenance charges	(189,571)	(211,347)	(152,212)	(175,306)
Adjustments to net assets allocated to contracts in payout period	(120)	(266)	(114)	(75)
Net increase (decrease) in net assets resulting from contract transactions	(5,211,285)	(4,984,837)	(1,102,395)	(2,026,045)
Total increase (decrease) in net assets	(2,421,054)	(1,315,230)	(991,888)	401,951
Net assets at beginning of period	25,340,366	26,655,596	18,789,554	18,387,603
Net assets at end of period	$ 22,919,312	$ 25,340,366	$ 17,797,666	$ 18,789,554

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,128	$ 15,959	$ 30,087	$ 39,785
Realized gains (losses)	1,122	(5,391)	45,255	26,952
Unrealized appreciation (depreciation) during the year	21,294	55,548	100,591	18,949
Net increase (decrease) in net assets from operations	40,544	66,116	175,933	85,686
Contract transactions:
Payments received from contract owners	1,638	59,263	38,662	71,008
Transfers between investment options (including GIA/MVA), net	485,381	252,133	(147,251)	6,217
Transfers for contract benefits and terminations	(429,313)	(316,630)	(974,523)	(1,055,455)
Contract maintenance charges	(2,255)	(2,888)	(6,877)	(8,430)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	55,451	(8,122)	(1,089,989)	(986,660)
Total increase (decrease) in net assets	95,995	57,994	(914,056)	(900,974)
Net assets at beginning of period	1,770,850	1,712,856	5,578,951	6,479,925
Net assets at end of period	$ 1,866,845	$ 1,770,850	$ 4,664,895	$ 5,578,951
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,092)	$ (4,354)	$ (7,434)	$ (9,801)
Realized gains (losses)	(124,873)	(170,394)	119,018	178,430
Unrealized appreciation (depreciation) during the year	104,243	158,139	20,731	(80,404)
Net increase (decrease) in net assets from operations	(23,722)	(16,609)	132,315	88,225
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between investment options (including GIA/MVA), net	7,933	16,575	(82,274)	(13,996)
Transfers for contract benefits and terminations	(53,773)	(90,080)	(66,826)	(272,409)
Contract maintenance charges	(670)	(1,004)	(989)	(2,457)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(46,510)	(74,509)	(150,089)	(288,862)
Total increase (decrease) in net assets	(70,232)	(91,118)	(17,774)	(200,637)
Net assets at beginning of period	271,413	362,531	496,841	697,478
Net assets at end of period	$ 201,181	$ 271,413	$ 479,067	$ 496,841

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (10,179)	$ (10,521)	$ 85,907	$ 44,832
Realized gains (losses)	6,798	(181,469)	111,932	(16,825)
Unrealized appreciation (depreciation) during the year	787,989	457,494	751,033	320,257
Net increase (decrease) in net assets from operations	784,608	265,504	948,872	348,264
Contract transactions:
Payments received from contract owners	35,029	47,485	72,814	845,420
Transfers between investment options (including GIA/MVA), net	(44,938)	(125,368)	(119,793)	(82,474)
Transfers for contract benefits and terminations	(343,268)	(166,181)	(837,787)	(1,545,550)
Contract maintenance charges	(2,653)	(2,633)	(11,154)	(11,273)
Adjustments to net assets allocated to contracts in payout period	9	(12)	(135)	(13)
Net increase (decrease) in net assets resulting from contract transactions	(355,821)	(246,709)	(896,055)	(793,890)
Total increase (decrease) in net assets	428,787	18,795	52,817	(445,626)
Net assets at beginning of period	2,116,476	2,097,681	6,590,726	7,036,352
Net assets at end of period	$ 2,545,263	$ 2,116,476	$ 6,643,543	$ 6,590,726
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Templeton Growth VIP Fund – Class 2		Touchstone Balanced Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 62,059	$ 184,749	$ (13,459)	$ (470)
Realized gains (losses)	791,356	1,249,295	51,718	45,939
Unrealized appreciation (depreciation) during the year	3,565,777	797,215	85,107	37,567
Net increase (decrease) in net assets from operations	4,419,192	2,231,259	123,366	83,036
Contract transactions:
Payments received from contract owners	266,772	202,728	1	-
Transfers between investment options (including GIA/MVA), net	(1,525,066)	(175,665)	131,634	894,327
Transfers for contract benefits and terminations	(4,034,050)	(3,904,653)	(256,613)	(622,861)
Contract maintenance charges	(188,702)	(203,765)	(2,095)	(2,073)
Adjustments to net assets allocated to contracts in payout period	1,581	(1,179)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(5,479,465)	(4,082,534)	(127,073)	269,393
Total increase (decrease) in net assets	(1,060,273)	(1,851,275)	(3,707)	352,429
Net assets at beginning of period	28,520,628	30,371,903	1,040,539	688,110
Net assets at end of period	$ 27,460,355	$ 28,520,628	$ 1,036,832	$ 1,040,539

	Touchstone Bond Fund		Touchstone Common Stock Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (254,667)	$ 108,017	$ (1,010,172)	$ 137,816
Realized gains (losses)	(34,617)	(234,510)	2,428,795	7,969,535
Unrealized appreciation (depreciation) during the year	722,419	75,778	12,352,800	(920,755)
Net increase (decrease) in net assets from operations	433,135	(50,715)	13,771,423	7,186,596
Contract transactions:
Payments received from contract owners	44,494	97,943	208,870	265,546
Transfers between investment options (including GIA/MVA), net	1,953,006	(744,624)	(3,927,810)	(5,175,185)
Transfers for contract benefits and terminations	(2,465,624)	(3,969,974)	(8,764,496)	(13,893,874)
Contract maintenance charges	(183,817)	(212,965)	(655,452)	(747,991)
Adjustments to net assets allocated to contracts in payout period	(118)	(40)	(566)	(64)
Net increase (decrease) in net assets resulting from contract transactions	(652,059)	(4,829,660)	(13,139,454)	(19,551,568)
Total increase (decrease) in net assets	(218,924)	(4,880,375)	631,969	(12,364,972)
Net assets at beginning of period	19,121,571	24,001,946	75,428,563	87,793,535
Net assets at end of period	$ 18,902,647	$ 19,121,571	$ 76,060,532	$ 75,428,563

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (153,543)	$ (151,075)	$ 271,751	$ (667,930)
Realized gains (losses)	471,694	903,925	(324,298)	22,816,293
Unrealized appreciation (depreciation) during the year	1,640,474	1,297,816	15,271,009	(26,133,830)
Net increase (decrease) in net assets from operations	1,958,625	2,050,666	15,218,462	(3,985,467)
Contract transactions:
Payments received from contract owners	40,209	41,141	680,454	708,881
Transfers between investment options (including GIA/MVA), net	(773,704)	166,841	1,479,039	4,179,357
Transfers for contract benefits and terminations	(1,319,211)	(1,966,168)	(16,804,912)	(22,197,902)
Contract maintenance charges	(93,268)	(103,550)	(743,380)	(885,829)
Adjustments to net assets allocated to contracts in payout period	(79)	(9)	3,047	(1,656)
Net increase (decrease) in net assets resulting from contract transactions	(2,146,053)	(1,861,745)	(15,385,752)	(18,197,149)
Total increase (decrease) in net assets	(187,428)	188,921	(167,290)	(22,182,616)
Net assets at beginning of period	12,434,295	12,245,374	112,050,550	134,233,166
Net assets at end of period	$ 12,246,867	$ 12,434,295	$ 111,883,260	$ 112,050,550

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series - Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 26,285	$ 178,016	$ (424,530)	$ (400,054)
Realized gains (losses)	3,266,010	5,887,823	2,897,657	1,461,834
Unrealized appreciation (depreciation) during the year	(1,672,532)	(3,707,755)	7,039,469	(1,790,294)
Net increase (decrease) in net assets from operations	1,619,763	2,358,084	9,512,596	(728,514)
Contract transactions:
Payments received from contract owners	199,481	212,999	373,330	222,469
Transfers between investment options (including GIA/MVA), net	427,451	(2,320,160)	(215,311)	(828,480)
Transfers for contract benefits and terminations	(5,150,613)	(7,541,979)	(4,144,793)	(3,159,307)
Contract maintenance charges	(194,563)	(251,768)	(43,784)	(50,097)
Adjustments to net assets allocated to contracts in payout period	450	(827)	(735)	190
Net increase (decrease) in net assets resulting from contract transactions	(4,717,794)	(9,901,735)	(4,031,293)	(3,815,225)
Total increase (decrease) in net assets	(3,098,031)	(7,543,651)	5,481,303	(4,543,739)
Net assets at beginning of period	37,880,904	45,424,555	29,229,539	33,773,278
Net assets at end of period	$ 34,782,873	$ 37,880,904	$ 34,710,842	$ 29,229,539
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (300,964)	$ (253,411)	$ (322,239)	$ 263,449
Realized gains (losses)	2,345,551	2,178,300	7,061,413	7,505,972
Unrealized appreciation (depreciation) during the year	5,710,072	2,420,954	1,462,601	3,400,820
Net increase (decrease) in net assets from operations	7,754,659	4,345,843	8,201,775	11,170,241
Contract transactions:
Payments received from contract owners	106,886	127,086	231,991	310,872
Transfers between investment options (including GIA/MVA), net	(526,885)	(354,236)	(3,345,849)	(4,742,752)
Transfers for contract benefits and terminations	(2,232,653)	(2,329,033)	(6,848,558)	(9,381,237)
Contract maintenance charges	(34,112)	(37,423)	(246,507)	(301,418)
Adjustments to net assets allocated to contracts in payout period	(778)	(13,989)	(110)	(668)
Net increase (decrease) in net assets resulting from contract transactions	(2,687,542)	(2,607,595)	(10,209,033)	(14,115,203)
Total increase (decrease) in net assets	5,067,117	1,738,248	(2,007,258)	(2,944,962)
Net assets at beginning of period	21,180,792	19,442,544	50,318,632	53,263,594
Net assets at end of period	$ 26,247,909	$ 21,180,792	$ 48,311,374	$ 50,318,632

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,712,684	$ 1,999,129	$ 67,948	$ (56,013)
Realized gains (losses)	213,882	807,109	8,219,428	8,657,371
Unrealized appreciation (depreciation) during the year	1,226,133	2,408,617	117,594	(5,506,453)
Net increase (decrease) in net assets from operations	3,152,699	5,214,855	8,404,970	3,094,905
Contract transactions:
Payments received from contract owners	287,675	405,498	442,394	545,465
Transfers between investment options (including GIA/MVA), net	1,021,348	(2,402,986)	(1,375,669)	(626,617)
Transfers for contract benefits and terminations	(8,720,929)	(12,275,946)	(6,347,846)	(6,585,200)
Contract maintenance charges	(347,229)	(411,927)	(88,172)	(109,332)
Adjustments to net assets allocated to contracts in payout period	(21)	(4,797)	89,819	56,709
Net increase (decrease) in net assets resulting from contract transactions	(7,759,156)	(14,690,158)	(7,279,474)	(6,718,975)
Total increase (decrease) in net assets	(4,606,457)	(9,475,303)	1,125,496	(3,624,070)
Net assets at beginning of period	62,128,899	71,604,202	43,493,325	47,117,395
Net assets at end of period	$ 57,522,442	$ 62,128,899	$ 44,618,821	$ 43,493,325
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 85,124	$ 55,229	$ (51,454)	$ (83,168)
Realized gains (losses)	228,144	1,331,547	1,886,611	4,769,392
Unrealized appreciation (depreciation) during the year	2,174,015	(1,444,396)	10,764,627	(5,898,080)
Net increase (decrease) in net assets from operations	2,487,283	(57,620)	12,599,784	(1,211,856)
Contract transactions:
Payments received from contract owners	192,011	151,337	264,822	265,026
Transfers between investment options (including GIA/MVA), net	(313,308)	(729,576)	(1,217,316)	(1,669,812)
Transfers for contract benefits and terminations	(1,768,235)	(2,466,003)	(5,329,915)	(6,486,404)
Contract maintenance charges	(12,297)	(16,998)	(179,051)	(211,767)
Adjustments to net assets allocated to contracts in payout period	7,506	452	(1,322)	(153)
Net increase (decrease) in net assets resulting from contract transactions	(1,894,323)	(3,060,788)	(6,462,782)	(8,103,110)
Total increase (decrease) in net assets	592,960	(3,118,408)	6,137,002	(9,314,966)
Net assets at beginning of period	14,951,140	18,069,548	42,789,039	52,104,005
Net assets at end of period	$ 15,544,100	$ 14,951,140	$ 48,926,041	$ 42,789,039

	Wanger Select		Wanger USA
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (71,758)	$ (69,718)	$ (436,825)	$ (397,965)
Realized gains (losses)	967,601	1,946,952	5,595,692	8,220,316
Unrealized appreciation (depreciation) during the year	558,771	(1,184,757)	382,720	(4,329,358)
Net increase (decrease) in net assets from operations	1,454,614	692,477	5,541,587	3,492,993
Contract transactions:
Payments received from contract owners	34,083	54,161	163,168	261,460
Transfers between investment options (including GIA/MVA), net	(366,308)	(316,798)	(762,307)	(823,944)
Transfers for contract benefits and terminations	(691,116)	(951,644)	(2,867,650)	(3,262,648)
Contract maintenance charges	(8,693)	(11,605)	(17,119)	(28,771)
Adjustments to net assets allocated to contracts in payout period	96	-	1,166	2,703
Net increase (decrease) in net assets resulting from contract transactions	(1,031,938)	(1,225,886)	(3,482,742)	(3,851,200)
Total increase (decrease) in net assets	422,676	(533,409)	2,058,845	(358,207)
Net assets at beginning of period	6,228,701	6,762,110	32,195,808	32,554,015
Net assets at end of period	$ 6,651,377	$ 6,228,701	$ 34,254,653	$ 32,195,808
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, the Company, “we” or “us”). PHL Variable is a Connecticut stock life insurance company and is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). On June 20, 2016, Nassau Reinsurance Group Holdings L.P. (“Nassau Re”) completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the New York State Department of Financial Services (“NYDFS”). Founded in April 2015, Nassau Re is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. Phoenix became a privately held, wholly-owned subsidiary of Nassau Re, serving as its U.S. life and annuity platform. As part of the transaction, Nassau Re contributed $100 million of new equity capital to Phoenix at closing. Additionally, Nassau Re funded $80 million of new equity capital to Nassau Re’s reinsurance affiliate related to a reinsurance agreement between this affiliate and PHL Variable. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Touchstone Balanced Fund (formerly Sentinel Variable Products Balanced Fund)
Touchstone Bond Fund (formerly Sentinel Variable Products Bond Fund)
Touchstone Common Stock Fund (formerly Sentinel Variable Products Common Stock Fund)
Touchstone Small Company Fund (formerly Sentinel Variable Products Small Company Fund)
Virtus Duff & Phelps International Series-Class A Shares (formerly Virtus International Series-Class A Shares)
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares (formerly Virtus Real Estate Securities Series-Class A Shares)
Virtus KAR Capital Growth Series-Class A Shares (formerly Virtus Capital Growth Series-Class A Shares)
Virtus KAR Small-Cap Growth Series-Class A Shares (formerly Virtus Small-Cap Growth Series-Class A Shares)
Virtus KAR Small-Cap Value Series-Class A Shares (formerly Virtus Small-Cap Value Series-Class A Shares)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares (formerly Virtus Multi-Sector Fixed Income Series-Class A Shares)
Virtus Rampart Enhanced Core Equity Series-Class A Shares (formerly Virtus Enhanced Core Equity Series-Class A Shares)
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.
PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Phoenix is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
F.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 300,546	$ 949,884
Alger Capital Appreciation Portfolio – Class I-2 Shares	202,639	466,994
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	299,195	469,617
Deutsche Equity 500 Index VIP – Class A	1,908,660	4,962,040
Deutsche Small Cap Index VIP – Class A	73,613	94,910
Federated Fund for U.S. Government Securities II	1,716,779	6,863,459
Federated Government Money Fund II - Service Shares	7,380,061	11,984,179
Federated High Income Bond Fund II – Primary Shares	733,486	2,002,889
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,782,293	3,739,167
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	8,915,393	16,024,721
Fidelity ® VIP Growth Portfolio – Service Class	1,169,887	1,934,546
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,689,507	3,273,505
Franklin Flex Cap Growth VIP Fund – Class 2	11,474	11,887
Franklin Income VIP Fund – Class 2	2,274,214	4,904,832
Franklin Mutual Shares VIP Fund – Class 2	3,024,630	5,515,555
Guggenheim VT Long Short Equity Fund	6,754	49,268
Invesco V.I. American Franchise Fund – Series I Shares	1,376,678	4,089,238
Invesco V.I. Core Equity Fund – Series I Shares	201,316	482,873
Invesco V.I. Equity and Income Fund – Series II Shares	168,455	190,203
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	39,198	326,232
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	48,138	31,176
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	739,820	1,426,902
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	4,382,136	9,259,446
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	407,842	656,007
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	844,414	1,647,766
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	3,909,670	6,542,839
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,283,742	2,182,027
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	2,999,673	5,962,290
Neuberger Berman AMT Guardian Portfolio – S Class	4,289,123	6,987,695
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	85,835	64,076
Oppenheimer Capital Appreciation Fund/VA – Service Shares	66,510	95,062
Oppenheimer Global Fund/VA – Service Shares	121,990	350,811
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,419,097	5,510,824
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	2,578,699	2,011,206
PIMCO Real Return Portfolio – Advisor Class	663,215	589,636
PIMCO Total Return Portfolio – Advisor Class	330,292	1,390,194
Rydex VT Inverse Government Long Bond Strategy Fund	14,219	63,822
Rydex VT Nova Fund	22,864	157,758
Templeton Developing Markets VIP Fund – Class 2	1,102,663	1,468,663
Templeton Foreign VIP Fund – Class 2	212,414	1,022,563
Templeton Growth VIP Fund – Class 2	1,129,835	6,547,242
Touchstone Balanced Fund	173,865	314,398
Touchstone Bond Fund	740,571	1,647,296
Touchstone Common Stock Fund	441,411	14,132,615
Touchstone Small Company Fund	352,554	2,336,561
Virtus Duff & Phelps International Series-Class A Shares	1,817,139	16,931,149
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	4,244,612	5,583,179
Virtus KAR Capital Growth Series – Class A Shares	2,413,993	5,401,769
Virtus KAR Small-Cap Growth Series – Class A Shares	1,857,579	3,309,985
Virtus KAR Small-Cap Value Series – Class A Shares	6,910,221	11,068,617
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	3,088,796	9,135,378
Virtus Rampart Enhanced Core Equity Series – Class A Shares	8,472,856	7,887,255

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Strategic Allocation Series – Class A Shares	$ 486,480	$ 2,192,111
Wanger International	1,012,461	7,184,136
Wanger Select	1,020,426	1,231,000
Wanger USA	5,547,753	4,151,777
	$ 98,507,686	$ 214,811,230

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	104,616	(618,487)	(513,871)	379,975	(379,471)	504
Alger Capital Appreciation Portfolio – Class I-2 Shares	2,450	(100,385)	(97,935)	4,004	(123,031)	(119,027)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	101,132	(214,914)	(113,782)	134,865	(324,585)	(189,720)
Deutsche Equity 500 Index VIP – Class A	143,815	(1,140,151)	(996,336)	329,615	(2,109,717)	(1,780,102)
Deutsche Small Cap Index VIP – Class A	26,496	(45,484)	(18,988)	24,297	(106,985)	(82,688)
Federated Fund for U.S. Government Securities II	1,132,281	(3,499,034)	(2,366,753)	2,190,090	(6,738,472)	(4,548,382)
Federated Government Money Fund II - Service Shares	10,869,751	(15,580,879)	(4,711,128)	23,539,080	(25,081,445)	(1,542,365)
Federated High Income Bond Fund II – Primary Shares	62,757	(454,666)	(391,909)	326,884	(425,515)	(98,631)
Fidelity ® VIP Contrafund® Portfolio – Service Class	108,428	(736,679)	(628,251)	272,507	(1,466,514)	(1,194,007)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	280,927	(5,603,238)	(5,322,311)	792,150	(6,944,863)	(6,152,713)
Fidelity ® VIP Growth Portfolio – Service Class	187,957	(543,775)	(355,818)	488,915	(620,852)	(131,937)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	2,036,381	(3,464,036)	(1,427,655)	799,767	(6,199,386)	(5,399,619)
Franklin Flex Cap Growth VIP Fund – Class 2	6,688	(6,030)	658	35,822	(29,982)	5,840
Franklin Income VIP Fund – Class 2	1,105,303	(3,257,346)	(2,152,043)	1,113,484	(4,543,192)	(3,429,708)
Franklin Mutual Shares VIP Fund – Class 2	926,551	(2,439,914)	(1,513,363)	433,735	(3,630,930)	(3,197,195)
Guggenheim VT Long Short Equity Fund	3,441	(24,124)	(20,683)	2,586	(36,584)	(33,998)
Invesco V.I. American Franchise Fund – Series I Shares	247,076	(2,357,211)	(2,110,135)	308,409	(3,033,746)	(2,725,337)
Invesco V.I. Core Equity Fund – Series I Shares	28,951	(270,131)	(241,180)	10,451	(348,778)	(338,327)
Invesco V.I. Equity and Income Fund – Series II Shares	65,200	(95,652)	(30,452)	432,484	(208,293)	224,191
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	4,525	(160,400)	(155,875)	5,473	(146,264)	(140,791)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	2,493	(12,610)	(10,117)	3,431	(83,207)	(79,776)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	276,544	(724,449)	(447,905)	234,543	(351,485)	(116,942)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	453,952	(5,301,797)	(4,847,845)	330,989	(7,259,756)	(6,928,767)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	62,097	(350,925)	(288,828)	40,979	(438,277)	(397,298)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	130,051	(1,030,890)	(900,839)	279,159	(921,924)	(642,765)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,553,366	(4,694,789)	(3,141,423)	2,370,524	(5,152,112)	(2,781,588)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	384,498	(1,418,851)	(1,034,353)	676,772	(2,247,775)	(1,571,003)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	1,463,515	(4,756,909)	(3,293,394)	4,121,050	(7,053,765)	(2,932,715)
Neuberger Berman AMT Guardian Portfolio – S Class	132,052	(4,043,323)	(3,911,271)	233,664	(5,682,761)	(5,449,097)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	68,815	(53,033)	15,782	158,124	(49,357)	108,767
Oppenheimer Capital Appreciation Fund/VA – Service Shares	2,724	(52,693)	(49,969)	20,003	(205,029)	(185,026)
Oppenheimer Global Fund/VA – Service Shares	72,419	(198,803)	(126,384)	112,014	(331,405)	(219,391)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	143,679	(3,021,771)	(2,878,092)	625,733	(3,906,118)	(3,280,385)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	3,152,460	(5,049,356)	(1,896,896)	3,956,928	(7,475,634)	(3,518,706)
PIMCO Real Return Portfolio – Advisor Class	476,502	(433,348)	43,154	286,516	(293,047)	(6,531)
PIMCO Total Return Portfolio – Advisor Class	201,822	(919,507)	(717,685)	435,000	(1,092,315)	(657,315)
Rydex VT Inverse Government Long Bond Strategy Fund	57,034	(210,484)	(153,450)	148,433	(402,793)	(254,360)
Rydex VT Nova Fund	-	(49,136)	(49,136)	30	(116,161)	(116,131)
Templeton Developing Markets VIP Fund – Class 2	926,093	(1,132,303)	(206,210)	494,675	(746,844)	(252,169)
Templeton Foreign VIP Fund – Class 2	53,537	(375,308)	(321,771)	618,284	(935,710)	(317,426)
Templeton Growth VIP Fund – Class 2	509,443	(3,409,721)	(2,900,278)	1,849,701	(4,489,089)	(2,639,388)
Touchstone Balanced Fund	112,284	(190,534)	(78,250)	686,984	(481,247)	205,737
Touchstone Bond Fund	1,599,445	(2,092,343)	(492,898)	323,040	(3,954,884)	(3,631,844)
Touchstone Common Stock Fund	130,502	(7,143,421)	(7,012,919)	297,662	(12,559,949)	(12,262,287)
Touchstone Small Company Fund	106,422	(1,190,921)	(1,084,499)	589,677	(1,719,398)	(1,129,721)
Virtus Duff & Phelps International Series-Class A Shares	2,663,568	(9,883,926)	(7,220,358)	6,370,706	(15,780,620)	(9,409,914)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	853,372	(1,726,479)	(873,107)	230,642	(3,562,935)	(3,332,293)
Virtus KAR Capital Growth Series – Class A Shares	462,325	(2,311,489)	(1,849,164)	325,751	(2,344,233)	(2,018,482)
Virtus KAR Small-Cap Growth Series – Class A Shares	60,180	(365,238)	(305,058)	194,642	(599,105)	(404,463)
Virtus KAR Small-Cap Value Series – Class A Shares	256,884	(3,749,869)	(3,492,985)	137,752	(6,163,204)	(6,025,452)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	987,984	(3,868,314)	(2,880,330)	623,224	(7,132,197)	(6,508,973)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	242,065	(2,725,744)	(2,483,679)	629,373	(3,311,424)	(2,682,051)
Virtus Strategic Allocation Series – Class A Shares	69,383	(630,477)	(561,094)	63,164	(1,034,073)	(970,909)
Wanger International	295,825	(2,158,614)	(1,862,789)	372,548	(3,218,579)	(2,846,031)
Wanger Select	26,351	(198,837)	(172,486)	36,404	(296,404)	(260,000)
Wanger USA	67,444	(582,839)	(515,395)	132,073	(795,334)	(663,261)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2017 ‡	4,044	1.45	to	1.59	6,052	1.80%	0.90%	to	1.80%	13.55%	to	14.59%
2016	4,558	1.26	to	1.39	5,986	1.82%	0.90%	to	1.95%	2.41%	to	3.51%
2015 ‡	4,557	1.23	to	1.34	5,821	9.90%	0.90%	to	1.95%	(0.68%)	to	0.38%
2014	4,455	1.24	to	1.33	5,720	2.33%	0.90%	to	1.95%	5.02%	to	6.15%
2013 ‡	4,694	1.19	to	1.26	5,719	2.22%	0.90%	to	1.80%	14.18%	to	15.23%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2017	688	6.31	to	4.66	3,246	0.16%	0.90%	to	1.95%	28.54%	to	29.91%
2016 ‡	785	4.91	to	3.59	2,866	0.18%	0.90%	to	1.95%	(1.45%)	to	(0.40%)
2015	904	4.98	to	3.60	3,319	0.41%	0.90%	to	1.95%	4.12%	to	5.24%
2014	1,064	4.78	to	3.42	3,733	0.09%	0.90%	to	1.95%	11.54%	to	12.73%
2013	1,298	4.29	to	3.04	4,013	0.34%	0.90%	to	1.95%	32.56%	to	33.97%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2017	1,008	2.29	to	2.50	2,440	0.69%	0.90%	to	1.80%	13.82%	to	14.85%
2016 ‡	1,122	2.01	to	2.18	2,370	0.43%	0.90%	to	1.80%	18.11%	to	19.19%
2015	1,312	1.70	to	1.83	2,329	0.09%	0.90%	to	1.80%	(4.43%)	to	(3.56%)
2014 ‡	1,303	1.78	to	1.90	2,410	0.95%	0.90%	to	1.80%	7.29%	to	8.27%
2013 ‡	1,452	1.66	to	1.75	2,486	1.07%	0.90%	to	1.80%	30.44%	to	31.63%
Deutsche Equity 500 Index VIP – Class A
2017	4,704	4.58	to	5.69	23,435	1.77%	0.90%	to	1.95%	19.18%	to	20.44%
2016 ‡	5,701	3.84	to	4.72	23,525	2.14%	0.90%	to	1.95%	9.45%	to	10.61%
2015 ‡	7,481	3.51	to	4.27	28,266	13.68%	0.90%	to	1.95%	(0.84%)	to	0.22%
2014 ‡	9,113	3.54	to	4.26	34,320	1.91%	0.90%	to	1.95%	11.18%	to	12.37%
2013 ‡	12,124	3.18	to	3.79	40,805	1.84%	0.90%	to	1.95%	29.36%	to	30.74%
Deutsche Small Cap Index VIP – Class A
2017 ‡	225	2.15	to	2.31	498	0.97%	0.90%	to	1.65%	12.45%	to	13.30%
2016 ‡	244	1.91	to	2.04	477	1.08%	0.90%	to	1.65%	19.04%	to	19.94%
2015 ‡	327	1.60	to	1.70	537	1.20%	0.90%	to	1.65%	(6.17%)	to	(5.45%)
2014 ‡	309	1.71	to	1.80	541	0.94%	0.90%	to	1.65%	3.02%	to	3.80%
2013 ‡	373	1.64	to	1.73	633	1.50%	0.90%	to	1.80%	36.15%	to	37.39%
Federated Fund for U.S. Government Securities II
2017	15,256	2.53	to	3.58	42,595	2.40%	0.90%	to	1.95%	(0.06%)	to	1.01%
2016	17,622	2.53	to	3.54	47,947	2.65%	0.90%	to	1.95%	(0.37%)	to	0.70%
2015	22,171	2.54	to	3.52	61,387	22.31%	0.90%	to	1.95%	(1.44%)	to	(0.39%)
2014 ‡	27,181	2.58	to	3.53	75,796	3.07%	0.90%	to	1.95%	2.58%	to	3.68%
2013 ‡	33,606	2.52	to	3.40	90,629	3.39%	0.90%	to	1.95%	(3.96%)	to	(2.93%)
Federated Government Money Fund II - Service Shares
2017 ‡	28,249	0.86	to	0.94	25,475	0.31%	0.75%	to	1.85%	(1.53%)	to	(0.43%)
2016 ‡	32,960	0.88	to	0.95	30,080	0.00%*	0.75%	to	1.80%	(1.79%)	to	(0.76%)
2015 ‡	34,503	0.90	to	0.96	31,897	0.01%	0.75%	to	1.80%	(1.80%)	to	(0.75%)
2014	37,480	0.91	to	0.96	35,108	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2013	49,495	0.93	to	0.97	46,995	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2017	1,644	4.81	to	6.16	6,853	6.71%	0.75%	to	1.95%	4.86%	to	6.14%
2016 ‡	2,036	4.59	to	5.80	8,114	6.14%	0.75%	to	1.95%	12.59%	to	13.96%
2015 ‡	2,134	4.08	to	5.09	7,445	17.05%	0.75%	to	1.95%	(4.47%)	to	(3.30%)
2014 ‡	2,604	4.27	to	5.27	9,596	6.37%	0.75%	to	1.95%	0.69%	to	1.92%
2013 ‡	3,190	4.24	to	5.17	11,825	7.30%	0.75%	to	1.95%	4.90%	to	6.19%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2017	4,811	6.15	to	5.83	24,683	0.88%	0.90%	to	1.95%	19.40%	to	20.67%
2016	5,440	5.15	to	4.84	23,363	0.69%	0.90%	to	1.95%	5.82%	to	6.94%
2015 ‡	6,634	4.87	to	4.52	26,911	3.91%	0.90%	to	1.95%	(1.40%)	to	(0.35%)
2014	7,723	4.94	to	4.54	31,904	0.86%	0.90%	to	1.95%	9.64%	to	10.81%
2013	9,331	4.51	to	4.09	34,735	0.93%	0.90%	to	1.95%	28.59%	to	29.97%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2017	21,731	4.92	to	4.20	63,098	0.19%	0.90%	to	1.95%	31.79%	to	33.20%
2016 ‡	27,053	3.73	to	3.15	60,193	0.22%	0.90%	to	1.95%	(1.70%)	to	(0.65%)
2015 ‡	33,206	3.80	to	3.17	75,586	0.17%	0.90%	to	1.95%	3.43%	to	4.53%
2014 ‡	44,537	3.67	to	3.03	96,699	0.11%	0.90%	to	1.95%	9.92%	to	11.10%
2013 ‡	58,728	3.34	to	2.73	116,650	0.18%	0.90%	to	1.95%	35.10%	to	36.54%
Fidelity ® VIP Growth Portfolio – Service Class
2017	3,284	4.29	to	7.18	12,818	0.13%	0.75%	to	1.95%	32.38%	to	33.99%
2016	3,640	3.24	to	5.36	10,865	-	0.75%	to	1.95%	(1.24%)	to	(0.04%)
2015	3,772	3.28	to	5.36	11,567	0.62%	0.75%	to	1.95%	4.97%	to	6.25%
2014 ‡	4,556	3.13	to	5.04	13,331	0.09%	0.75%	to	1.95%	9.02%	to	10.35%
2013	5,428	2.87	to	4.57	14,792	0.18%	0.75%	to	1.95%	33.55%	to	35.18%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2017 ‡	18,916	1.31	to	1.45	25,995	2.29%	0.90%	to	1.80%	2.29%	to	3.22%
2016 ‡	20,344	1.28	to	1.41	27,217	2.09%	0.90%	to	1.80%	2.75%	to	3.69%
2015	25,744	1.25	to	1.36	33,347	3.37%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014 ‡	32,167	1.28	to	1.38	42,523	1.99%	0.90%	to	1.80%	3.85%	to	4.80%
2013 ‡	37,376	1.23	to	1.32	47,369	2.23%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
Franklin Flex Cap Growth VIP Fund – Class 2
2017	86	1.86	to	2.03	166	-	0.90%	to	1.75%	24.73%	to	25.80%
2016 ‡	85	1.50	to	1.58	131	-	1.10%	to	1.75%	(4.58%)	to	(3.95%)
2015 ‡	79	1.57	to	1.65	128	-	1.10%	to	1.75%	2.54%	to	3.22%
2014 ‡	67	1.54	to	1.60	105	-	1.10%	to	1.65%	4.36%	to	4.94%
2013 ‡	59	1.47	to	1.52	88	0.00%*	1.10%	to	1.65%	35.22%	to	35.97%
Franklin Income VIP Fund – Class 2
2017	15,577	1.59	to	1.80	24,133	4.16%	0.90%	to	1.95%	7.54%	to	8.69%
2016 ‡	17,729	1.48	to	1.65	25,494	5.01%	0.90%	to	1.95%	11.81%	to	13.00%
2015 ‡	21,159	1.32	to	1.46	27,091	8.90%	0.90%	to	1.95%	(8.86%)	to	(7.89%)
2014	26,356	1.45	to	1.59	36,771	5.02%	0.90%	to	1.95%	2.58%	to	3.67%
2013	33,295	1.41	to	1.53	45,039	6.43%	0.90%	to	1.95%	11.72%	to	12.92%
Franklin Mutual Shares VIP Fund – Class 2
2017	13,331	4.14	to	5.69	28,877	2.22%	0.90%	to	1.95%	6.24%	to	7.38%
2016 ‡	14,844	3.90	to	5.30	30,821	1.98%	0.90%	to	1.95%	13.80%	to	15.02%
2015 ‡	18,041	3.42	to	4.61	32,586	5.27%	0.90%	to	1.95%	(6.79%)	to	(5.79%)
2014	22,610	3.67	to	4.89	42,822	1.94%	0.90%	to	1.95%	5.04%	to	6.16%
2013	28,825	3.50	to	4.61	51,521	2.05%	0.90%	to	1.95%	25.76%	to	27.11%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2017	327	1.74	to	2.03	619	0.36%	0.90%	to	1.95%	12.62%	to	13.82%
2016	348	1.54	to	1.78	582	-	0.90%	to	1.95%	(1.30%)	to	(0.28%)
2015 ‡	382	1.56	to	1.79	643	-	0.90%	to	1.95%	(0.71%)	to	0.35%
2014	414	1.57	to	1.78	697	-	0.90%	to	1.95%	0.79%	to	1.87%
2013	471	1.56	to	1.75	784	0.00%*	0.90%	to	1.95%	15.17%	to	16.40%
Invesco V.I. American Franchise Fund – Series I Shares
2017	7,842	1.85	to	1.94	14,939	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016	9,952	1.48	to	1.54	15,074	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	12,678	1.47	to	1.52	19,017	-	0.90%	to	1.80%	3.12%	to	4.06%
2014 ‡	16,159	1.42	to	1.46	23,373	0.04%	0.90%	to	1.80%	6.49%	to	7.46%
2013	21,968	1.33	to	1.36	29,670	0.42%	0.90%	to	1.95%	37.41%	to	38.88%
Invesco V.I. Core Equity Fund – Series I Shares
2017	1,603	1.76	to	1.96	3,007	1.02%	0.90%	to	1.80%	11.15%	to	12.16%
2016	1,844	1.58	to	1.75	3,096	0.75%	0.90%	to	1.80%	8.29%	to	9.28%
2015	2,183	1.46	to	1.60	3,367	6.72%	0.90%	to	1.80%	(7.46%)	to	(6.62%)
2014	2,744	1.58	to	1.71	4,552	0.81%	0.90%	to	1.80%	6.20%	to	7.17%
2013	3,535	1.49	to	1.60	5,490	1.34%	0.90%	to	1.80%	26.93%	to	28.09%
Invesco V.I. Equity and Income Fund – Series II Shares
2017 ‡	1,053	1.79	to	1.99	1,952	1.41%	0.90%	to	1.80%	8.79%	to	9.79%
2016 ‡	1,083	1.65	to	1.82	1,839	1.64%	0.90%	to	1.80%	12.78%	to	13.81%
2015 ‡	859	1.46	to	1.60	1,282	2.39%	0.90%	to	1.80%	(4.34%)	to	(3.46%)
2014 ‡	672	1.53	to	1.65	1,043	1.71%	0.90%	to	1.80%	6.81%	to	7.79%
2013 ‡	580	1.43	to	1.53	841	1.47%	0.90%	to	1.80%	22.64%	to	23.76%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2017	685	1.92	to	2.20	1,414	0.49%	0.90%	to	1.95%	12.69%	to	13.89%
2016	841	1.70	to	1.93	1,532	0.08%	0.90%	to	1.95%	11.23%	to	12.42%
2015	981	1.53	to	1.72	1,599	13.47%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2014	1,123	1.62	to	1.81	1,935	0.04%	0.90%	to	1.95%	2.40%	to	3.50%
2013	1,281	1.59	to	1.75	2,142	0.70%	0.90%	to	1.95%	26.31%	to	27.66%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2017	203	2.18	to	2.46	473	0.36%	0.90%	to	1.85%	11.85%	to	12.92%
2016 ‡	213	1.95	to	2.18	442	-	0.90%	to	1.85%	13.65%	to	14.75%
2015	293	1.72	to	1.90	533	-	0.90%	to	1.85%	(4.19%)	to	(3.26%)
2014 ‡	372	1.79	to	1.97	703	-	0.90%	to	1.85%	8.98%	to	10.03%
2013	500	1.64	to	1.79	861	-	0.90%	to	1.85%	32.59%	to	33.87%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2017 ‡	2,550	1.85	to	2.12	5,005	3.81%	0.90%	to	1.95%	7.09%	to	8.23%
2016	2,998	1.73	to	1.96	5,471	4.60%	0.90%	to	1.95%	9.96%	to	11.13%
2015 ‡	3,114	1.57	to	1.76	5,137	20.04%	0.90%	to	1.95%	(3.45%)	to	(2.42%)
2014	3,640	1.63	to	1.81	6,170	4.48%	0.90%	to	1.95%	2.31%	to	3.41%
2013 ‡	4,028	1.59	to	1.75	6,646	4.90%	0.90%	to	1.95%	6.07%	to	7.20%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2017	20,416	1.76	to	2.02	39,013	1.26%	0.90%	to	1.95%	11.18%	to	12.36%
2016	25,263	1.59	to	1.80	43,135	1.39%	0.90%	to	1.95%	14.84%	to	16.06%
2015 ‡	32,192	1.38	to	1.55	47,579	7.36%	0.90%	to	1.95%	(4.76%)	to	(3.74%)
2014 ‡	40,297	1.45	to	1.61	61,997	0.63%	0.90%	to	1.95%	5.56%	to	6.68%
2013	53,007	1.37	to	1.51	76,766	0.52%	0.90%	to	1.95%	33.25%	to	34.68%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2017	1,707	1.77	to	2.02	3,228	0.57%	0.90%	to	1.95%	4.76%	to	5.87%
2016	1,996	1.69	to	1.91	3,584	0.49%	0.90%	to	1.95%	14.13%	to	15.35%
2015 ‡	2,393	1.48	to	1.66	3,747	4.52%	0.90%	to	1.95%	(5.66%)	to	(4.65%)
2014	2,841	1.57	to	1.74	4,682	0.41%	0.90%	to	1.95%	9.36%	to	10.52%
2013	3,582	1.43	to	1.57	5,340	0.40%	0.90%	to	1.95%	27.78%	to	29.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2017	6,108	1.60	to	1.70	10,125	1.17%	0.90%	to	1.80%	17.65%	to	18.72%
2016	7,009	1.36	to	1.43	9,822	1.22%	0.90%	to	1.80%	9.22%	to	10.21%
2015 ‡	7,651	1.24	to	1.30	9,765	6.84%	0.90%	to	1.80%	(4.58%)	to	(3.71%)
2014 ‡	9,554	1.30	to	1.35	12,708	0.91%	0.90%	to	1.80%	2.59%	to	3.53%
2013 ‡	11,038	1.27	to	1.31	14,237	1.03%	0.90%	to	1.80%	15.99%	to	17.05%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2017	18,331	1.39	to	1.49	26,289	1.56%	0.90%	to	1.80%	11.30%	to	12.31%
2016	21,472	1.25	to	1.32	27,554	1.66%	0.90%	to	1.80%	6.53%	to	7.50%
2015	24,254	1.17	to	1.23	29,080	6.83%	0.90%	to	1.80%	(3.98%)	to	(3.10%)
2014 ‡	26,952	1.22	to	1.27	33,516	1.15%	0.90%	to	1.80%	2.63%	to	3.57%
2013	28,276	1.19	to	1.23	34,135	1.39%	0.90%	to	1.80%	9.85%	to	10.85%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2017 ‡	7,957	1.52	to	1.62	12,513	1.32%	0.90%	to	1.80%	15.20%	to	16.25%
2016	8,991	1.31	to	1.40	12,222	1.34%	0.90%	to	1.95%	7.56%	to	8.71%
2015	10,562	1.22	to	1.29	13,253	7.68%	0.90%	to	1.95%	(4.41%)	to	(3.39%)
2014 ‡	11,891	1.27	to	1.33	15,514	0.85%	0.90%	to	1.95%	2.54%	to	3.63%
2013 ‡	16,441	1.24	to	1.28	20,803	1.09%	0.90%	to	1.95%	14.28%	to	15.50%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2017 ‡	17,432	1.22	to	1.32	22,285	1.64%	0.90%	to	1.95%	7.80%	to	8.95%
2016 ‡	20,725	1.14	to	1.21	24,406	1.61%	0.90%	to	1.95%	4.31%	to	5.42%
2015 ‡	23,658	1.09	to	1.15	26,539	1.41%	0.90%	to	1.95%	(3.59%)	to	(2.56%)
2014 ‡	28,184	1.13	to	1.18	32,591	1.09%	0.90%	to	1.95%	1.29%	to	2.37%
2013	31,334	1.11	to	1.15	35,568	1.27%	0.90%	to	1.95%	5.24%	to	6.37%
Neuberger Berman AMT Guardian Portfolio – S Class
2017	19,570	1.89	to	2.10	35,749	0.26%	0.90%	to	1.80%	22.50%	to	23.61%
2016 ‡	23,481	1.54	to	1.70	34,924	0.38%	0.90%	to	1.80%	6.80%	to	7.77%
2015 ‡	28,930	1.44	to	1.58	40,084	0.56%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014 ‡	36,759	1.55	to	1.68	54,421	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013 ‡	47,079	1.45	to	1.55	64,994	0.67%	0.90%	to	1.80%	36.11%	to	37.36%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2017	362	1.21	to	1.24	443	-	0.90%	to	1.80%	22.33%	to	23.45%
2016 ‡	346	0.99	to	1.00	345	-	0.90%	to	1.80%	2.29%	to	3.23%
2015 ‡, 4	237	0.97	to	0.97	230	-	0.90%	to	1.80%	(3.21%)	to	(3.06%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2017	383	1.72	to	1.91	692	0.01%	0.90%	to	1.80%	24.24%	to	25.37%
2016	433	1.39	to	1.53	623	0.11%	0.90%	to	1.80%	(4.18%)	to	(3.30%)
2015 ‡	618	1.45	to	1.58	918	-	0.90%	to	1.80%	1.41%	to	2.34%
2014	571	1.43	to	1.54	830	0.16%	0.90%	to	1.80%	13.06%	to	14.09%
2013	664	1.26	to	1.35	853	0.72%	0.90%	to	1.80%	27.10%	to	28.26%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2017 ‡	784	1.76	to	1.99	1,467	0.75%	0.90%	to	1.95%	33.67%	to	35.10%
2016 ‡	911	1.32	to	1.48	1,262	0.79%	0.90%	to	1.95%	(2.10%)	to	(1.05%)
2015 ‡	1,130	1.35	to	1.49	1,603	1.23%	0.90%	to	1.95%	1.65%	to	2.74%
2014 ‡	1,097	1.32	to	1.45	1,513	0.85%	0.90%	to	1.95%	0.07%	to	1.14%
2013	1,192	1.32	to	1.44	1,633	1.24%	0.90%	to	1.95%	24.52%	to	25.85%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2017	11,959	1.90	to	2.12	22,919	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016 ‡	14,837	1.70	to	1.88	25,340	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	18,118	1.47	to	1.61	26,656	0.83%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	23,508	1.60	to	1.73	37,303	0.64%	0.90%	to	1.80%	9.65%	to	10.65%
2013 ‡	30,663	1.46	to	1.56	44,209	0.71%	0.90%	to	1.80%	38.10%	to	39.36%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2017	30,256	0.56	to	0.62	17,798	10.93%	0.90%	to	1.80%	0.22%	to	1.13%
2016 ‡	32,153	0.55	to	0.61	18,790	1.00%	0.90%	to	1.80%	12.81%	to	13.84%
2015 ‡	35,671	0.49	to	0.54	18,388	6.06%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014 ‡	32,120	0.67	to	0.73	22,576	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013 ‡	33,573	0.84	to	0.90	29,388	1.64%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
PIMCO Real Return Portfolio – Advisor Class
2017	1,357	1.30	to	1.45	1,867	2.25%	0.90%	to	1.80%	1.69%	to	2.62%
2016 ‡	1,314	1.28	to	1.41	1,771	2.15%	0.90%	to	1.80%	3.21%	to	4.15%
2015	1,321	1.22	to	1.35	1,713	6.98%	0.90%	to	1.95%	(4.70%)	to	(3.68%)
2014	1,622	1.28	to	1.40	2,192	1.34%	0.90%	to	1.95%	0.98%	to	2.06%
2013 ‡	2,172	1.28	to	1.38	2,886	1.13%	0.90%	to	1.80%	(10.94%)	to	(10.12%)
PIMCO Total Return Portfolio – Advisor Class
2017	3,010	1.45	to	1.64	4,665	1.92%	0.90%	to	1.95%	2.77%	to	3.87%
2016	3,728	1.43	to	1.58	5,579	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	4,385	1.40	to	1.55	6,480	22.12%	0.90%	to	1.95%	(1.61%)	to	(0.55%)
2014	5,529	1.42	to	1.56	8,235	2.07%	0.90%	to	1.95%	2.15%	to	3.24%
2013	6,607	1.39	to	1.51	9,582	2.07%	0.90%	to	1.95%	(3.97%)	to	(2.94%)
Rydex VT Inverse Government Long Bond Strategy Fund
2017	745	0.25	to	0.29	201	-	0.90%	to	1.95%	(10.66%)	to	(9.70%)
2016 ‡	898	0.28	to	0.32	271	-	0.90%	to	1.95%	(4.83%)	to	(3.81%)
2015 ‡	1,153	0.29	to	0.33	363	-	0.90%	to	1.95%	(3.14%)	to	(2.11%)
2014	1,368	0.30	to	0.34	444	-	0.90%	to	1.95%	(26.38%)	to	(25.59%)
2013	1,579	0.41	to	0.46	690	-	0.90%	to	1.95%	13.02%	to	14.22%
Rydex VT Nova Fund
2017 ‡	142	3.16	to	3.69	479	0.05%	0.90%	to	1.95%	29.22%	to	30.60%
2016 ‡	191	2.44	to	2.82	497	-	0.90%	to	1.95%	13.47%	to	14.68%
2015	307	2.15	to	2.46	697	-	0.90%	to	1.95%	(2.65%)	to	(1.61%)
2014	338	2.21	to	2.50	786	0.09%	0.90%	to	1.95%	16.28%	to	17.52%
2013	391	1.90	to	2.13	779	0.09%	0.90%	to	1.95%	46.09%	to	47.65%
Templeton Developing Markets VIP Fund – Class 2
2017	1,290	1.23	to	5.69	2,545	0.92%	0.90%	to	1.80%	37.89%	to	39.15%
2016 ‡	1,496	0.90	to	4.09	2,116	0.80%	0.90%	to	1.80%	15.34%	to	16.39%
2015	1,748	0.78	to	3.51	2,098	2.03%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014 ‡	1,983	0.98	to	4.41	3,091	1.47%	0.90%	to	1.80%	(10.04%)	to	(9.22%)
2013 ‡	2,299	1.09	to	4.86	3,896	1.96%	0.90%	to	1.80%	(2.70%)	to	(1.81%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 2
2017	2,373	3.51	to	3.63	6,644	2.57%	0.90%	to	1.95%	14.43%	to	15.65%
2016	2,695	3.07	to	3.14	6,591	1.97%	0.90%	to	1.95%	5.09%	to	6.21%
2015 ‡	3,012	2.92	to	2.95	7,036	11.81%	0.90%	to	1.95%	(8.31%)	to	(7.33%)
2014	3,295	3.18	to	3.19	8,411	1.89%	0.90%	to	1.95%	(12.86%)	to	(11.93%)
2013	3,810	3.65	to	3.62	11,189	2.35%	0.90%	to	1.95%	20.58%	to	21.86%
Templeton Growth VIP Fund – Class 2
2017 ‡	14,956	3.56	to	4.93	27,460	1.62%	0.75%	to	1.95%	16.20%	to	17.61%
2016 ‡	17,857	3.06	to	4.19	28,521	2.05%	0.75%	to	1.95%	7.49%	to	8.80%
2015 ‡	20,496	2.85	to	3.85	30,372	4.11%	0.75%	to	1.95%	(8.31%)	to	(7.19%)
2014	25,686	3.11	to	4.15	40,366	1.35%	0.75%	to	1.95%	(4.71%)	to	(3.54%)
2013	29,922	3.26	to	4.30	49,333	2.71%	0.75%	to	1.95%	28.27%	to	29.84%
Touchstone Balanced Fund
2017 ‡	616	1.63	to	1.76	1,037	-	0.90%	to	1.60%	12.24%	to	13.03%
2016 ‡	694	1.45	to	1.55	1,041	1.25%	0.90%	to	1.60%	5.71%	to	6.46%
2015	488	1.35	to	1.46	688	21.01%	0.90%	to	1.80%	(1.77%)	to	(0.87%)
2014	668	1.38	to	1.47	953	1.52%	0.90%	to	1.80%	5.88%	to	6.84%
2013 ‡	873	1.30	to	1.38	1,170	1.46%	0.90%	to	1.80%	16.74%	to	17.81%
Touchstone Bond Fund
2017	14,097	1.28	to	1.40	18,903	-	0.90%	to	1.80%	1.81%	to	2.74%
2016 ‡	14,590	1.25	to	1.37	19,122	1.84%	0.90%	to	1.80%	(1.00%)	to	(0.09%)
2015	18,221	1.27	to	1.37	24,002	4.13%	0.90%	to	1.80%	(3.06%)	to	(2.18%)
2014	22,472	1.31	to	1.40	30,393	2.83%	0.90%	to	1.80%	2.14%	to	3.08%
2013 ‡	25,543	1.28	to	1.36	33,658	3.05%	0.90%	to	1.80%	(2.12%)	to	(1.23%)
Touchstone Common Stock Fund
2017 ‡	37,135	1.95	to	2.14	76,061	0.01%	0.90%	to	1.80%	19.32%	to	20.41%
2016 ‡	44,148	1.61	to	1.78	75,429	1.52%	0.90%	to	1.95%	9.10%	to	10.26%
2015 ‡	56,411	1.48	to	1.61	87,794	3.18%	0.90%	to	1.95%	(1.76%)	to	(0.71%)
2014 ‡	73,215	1.50	to	1.63	115,268	1.55%	0.90%	to	1.95%	8.19%	to	9.35%
2013 ‡	92,285	1.39	to	1.49	133,450	1.45%	0.90%	to	1.95%	29.16%	to	30.54%
Touchstone Small Company Fund
2017	5,605	2.08	to	2.28	12,247	0.06%	0.90%	to	1.80%	16.99%	to	18.05%
2016 ‡	6,689	1.78	to	1.93	12,434	0.07%	0.90%	to	1.80%	18.07%	to	19.15%
2015 ‡	7,819	1.51	to	1.62	12,245	-	0.90%	to	1.80%	(3.11%)	to	(2.22%)
2014	10,117	1.55	to	1.66	16,272	0.47%	0.90%	to	1.80%	4.76%	to	5.72%
2013 ‡	12,434	1.48	to	1.57	18,995	0.12%	0.90%	to	1.80%	32.30%	to	33.51%
Virtus Duff & Phelps International Series-Class A Shares
2017	62,333	4.07	to	3.45	111,883	1.54%	0.90%	to	1.85%	13.81%	to	14.91%
2016 ‡	69,553	3.58	to	3.00	112,051	0.74%	0.90%	to	1.85%	(3.42%)	to	(2.49%)
2015 ‡	78,963	3.71	to	3.08	134,233	10.03%	0.90%	to	1.85%	(12.14%)	to	(11.29%)
2014 ‡	88,130	4.16	to	3.47	170,578	3.63%	0.90%	to	1.95%	(5.77%)	to	(4.77%)
2013	101,814	4.42	to	3.64	213,752	2.12%	0.90%	to	1.95%	5.68%	to	6.81%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2017	10,789	8.54	to	14.57	34,783	1.39%	0.90%	to	1.95%	3.91%	to	5.02%
2016 ‡	11,662	8.22	to	13.87	37,881	1.74%	0.90%	to	1.95%	4.75%	to	5.86%
2015 ‡	14,994	7.85	to	13.10	45,425	6.24%	0.90%	to	1.95%	0.39%	to	1.46%
2014 ‡	20,214	7.82	to	12.91	58,440	1.11%	0.90%	to	1.95%	29.06%	to	30.44%
2013	24,478	6.06	to	9.90	55,156	1.45%	0.90%	to	1.95%	(1.07%)	to	(0.01%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Capital Growth Series – Class A Shares
2017	13,515	3.57	to	2.68	34,711	-	0.90%	to	1.95%	33.43%	to	34.85%
2016	15,364	2.67	to	1.99	29,230	-	0.90%	to	1.95%	(2.79%)	to	(1.75%)
2015	17,383	2.75	to	2.02	33,773	-	0.90%	to	1.95%	7.13%	to	8.28%
2014 ‡	19,763	2.57	to	1.87	35,840	0.06%	0.90%	to	1.95%	9.55%	to	10.73%
2013	22,246	2.34	to	1.69	36,781	0.32%	0.90%	to	1.95%	26.92%	to	28.28%
Virtus KAR Small-Cap Growth Series – Class A Shares
2017	2,522	9.87	to	11.63	26,248	-	0.90%	to	1.95%	38.12%	to	39.59%
2016	2,827	7.15	to	8.33	21,181	-	0.90%	to	1.95%	23.48%	to	24.80%
2015 ‡	3,231	5.79	to	6.67	19,443	-	0.90%	to	1.95%	(1.24%)	to	(0.18%)
2014	3,748	5.86	to	6.69	22,813	-	0.90%	to	1.95%	3.45%	to	4.56%
2013	4,663	5.66	to	6.39	27,094	0.28%	0.90%	to	1.95%	37.48%	to	38.94%
Virtus KAR Small-Cap Value Series – Class A Shares
2017	14,679	6.60	to	9.11	48,311	0.64%	0.90%	to	1.95%	17.83%	to	19.08%
2016 ‡	18,172	5.60	to	7.65	50,319	1.83%	0.90%	to	1.95%	24.08%	to	25.40%
2015 ‡	24,197	4.51	to	6.10	53,264	2.04%	0.90%	to	1.95%	(3.29%)	to	(2.25%)
2014 ‡	30,650	4.67	to	6.24	68,013	0.58%	0.90%	to	1.95%	(0.15%)	to	0.92%
2013	37,795	4.67	to	6.19	84,772	0.56%	0.90%	to	1.95%	38.03%	to	39.50%
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2017	22,731	4.12	to	4.87	57,522	4.18%	0.75%	to	1.95%	4.65%	to	5.93%
2016 ‡	25,612	3.94	to	4.60	62,129	4.29%	0.75%	to	1.95%	7.17%	to	8.47%
2015 ‡	32,121	3.68	to	4.24	71,604	10.83%	0.75%	to	1.95%	(3.18%)	to	(2.00%)
2014	39,535	3.80	to	4.33	91,223	4.71%	0.75%	to	1.95%	(0.08%)	to	1.14%
2013 ‡	45,574	3.80	to	4.28	105,452	5.39%	0.75%	to	1.95%	0.26%	to	1.49%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2017	13,862	1.85	to	4.10	44,619	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016	16,346	1.54	to	3.37	43,493	1.27%	0.90%	to	2.25%	6.96%	to	8.43%
2015	19,028	1.44	to	3.10	47,117	4.42%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	22,519	1.62†	to	3.44†	62,028	0.91%	0.90%	to	2.25%	7.17%	to	8.65%
2013	27,829	1.51	to	3.16	71,772	0.83%	0.90%	to	2.25%	28.84%	to	30.62%
Virtus Strategic Allocation Series – Class A Shares
2017 ‡	4,311	3.58	to	4.92	15,544	1.85%	0.75%	to	1.95%	16.66%	to	18.08%
2016	4,872	3.07	to	4.16	14,951	1.64%	0.75%	to	1.95%	(1.14%)	to	(0.07%)
2015 ‡	5,843	3.10	to	4.16	18,070	2.96%	0.75%	to	1.95%	(7.23%)	to	(6.09%)
2014	6,951	3.34	to	4.43	22,965	2.10%	0.75%	to	1.95%	5.42%	to	6.71%
2013	8,064	3.17	to	4.15	25,102	1.88%	0.75%	to	1.95%	15.70%	to	17.11%
Wanger International
2017	12,700	7.80	to	8.04	48,926	1.19%	0.90%	to	1.95%	30.33%	to	31.72%
2016 ‡	14,563	5.99	to	6.10	42,789	1.13%	0.90%	to	1.95%	(3.32%)	to	(2.29%)
2015	17,409	6.19	to	6.25	52,104	5.29%	0.90%	to	1.95%	(1.85%)	to	(0.80%)
2014 ‡	20,492	6.31	to	6.30	61,596	1.41%	0.90%	to	1.95%	(6.27%)	to	(5.26%)
2013	24,325	6.73	to	6.65	77,789	2.60%	0.90%	to	1.95%	19.99%	to	21.27%
Wanger Select
2017 ‡	1,035	6.79	to	10.14	6,651	0.17%	0.90%	to	1.85%	24.34%	to	25.53%
2016	1,208	5.46	to	8.07	6,229	0.16%	0.90%	to	1.85%	11.27%	to	12.34%
2015 ‡	1,468	4.91	to	7.19	6,762	0.07%	0.90%	to	1.85%	(1.60%)	to	(0.65%)
2014	1,735	4.92	to	7.24	7,964	-	0.90%	to	1.95%	1.13%	to	2.21%
2013	2,087	4.87	to	7.08	9,232	0.29%	0.90%	to	1.95%	31.96%	to	33.37%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2017	4,580	6.43	to	8.31	34,255	-	0.90%	to	1.95%	17.26%	to	18.51%
2016	5,095	5.48	to	7.01	32,196	-	0.90%	to	1.95%	11.48%	to	12.67%
2015	5,758	4.92	to	6.22	32,554	-	0.90%	to	1.95%	(2.55%)	to	(1.50%)
2014	6,593	5.04	to	6.32	37,597	-	0.90%	to	1.95%	2.74%	to	3.84%
2013	7,783	4.91	to	6.08	42,648	0.14%	0.90%	to	1.95%	31.15%	to	32.55%

*Amount is less than 500 Units, $500 in Net Assets or 0.005% of Total Return.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
†This represents a prior period number that has been revised due to an error. During the preparation of the 2015 financial statements, PHL Variable discovered that the unit values shown for Virtus Rampart Enhanced Core Equity Series - Class A Shares were incorrect. The lowest unit value shown was incorrectly shown as 3.23 and the highest unit value was incorrectly shown as 6.88.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	none
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2017 and 2016 were $6,118,629 and $7,234,576, respectively.
B.    Optional Rider and Benefit Charges
PHL Variable may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL Variable will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2017 was $14,985,924.

Plan	Admin. Factor	M&E Factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%
D.    Other Charges
PHL Variable may deduct other charges depending on the contract terms.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL Variable intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of Phoenix and PHL Variable and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
B.    Liquidations
On April 29, 2016, the Wanger International Select Fund liquidated.
C.    Name Changes
Effective October 13, 2017, the Sentinel Variable Products Balanced Fund was renamed the Touchstone Balanced Fund.
Effective October 13, 2017, the Sentinel Variable Products Bond Fund was renamed the Touchstone Bond Fund.
Effective October 13, 2017, the Sentinel Variable Products Common Stock Fund was renamed the Touchstone Common Stock Fund.
Effective October 13, 2017, the Sentinel Variable Products Small Company Fund was renamed Touchstone Small Company Fund.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Capital Growth Series - Class A Shares was renamed the Virtus KAR Capital Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A Shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A Shares.
Effective April 28, 2017, the Virtus International Series - Class A Shares was renamed the Virtus Duff & Phelps International Series - Class A Shares.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A Shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares.
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A Shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A Shares was renamed the Virtus KAR Small-Cap Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A Shares was renamed the Virtus KAR Small-Cap Value Series - Class A Shares.
Effective October 11, 2016, the Enhanced Core Equity Series - Class A Shares was renamed the Virtus Enhanced Core Equity Series - Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 25, 2018. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company and
Contract Owners of the PHL Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHL Variable Accumulation Account (the Separate Account) as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of The Phoenix Companies, Inc.’s separate accounts since 2015.
Hartford, Connecticut
April 25, 2018

Appendix
AB VPS Balanced Wealth Strategy Portfolio - Class B
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
Deutsche Equity 500 Index VIP - Class A
Deutsche Small Cap Index VIP - Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Touchstone Balanced Fund(1)
Touchstone Bond Fund(1)
Touchstone Common Stock Fund(1)
Touchstone Small Company Fund(1)
Virtus Duff & Phelps International Series - Class A Shares(1)
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares(1)
Virtus KAR Capital Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Value Series - Class A Shares(1)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares(1)
Virtus Rampart Enhanced Core Equity Series - Class A Shares(1)
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4258 © 2017 The Phoenix Companies, Inc.	12-17